UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-10303

Buffalo Funds
(Exact name of registrant as specified in charter)

5420 West 61st Place
Shawnee Mission, KS 66205
(Address of principal executive offices) (Zip code)

Clay E. Brethour
5420 West 61st Place
Shawnee Mission, KS 66205
(Name and address of agent for service)

(913)-384-1513
Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2016

Date of reporting period:  December 31, 2015

Item 1. Schedule of Investments.

Buffalo Discovery Fund
Schedule of Investments
December 31, 2015 (Unaudited)

Shares or Face Amount		Fair Value
	COMMON STOCKS - 91.03%
	Consumer Discretionary - 17.09%
	Auto Components - 2.74%
339,773	BorgWarner, Inc.	$14,688,387
236,613	Gentherm Inc. (a)	11,215,456
		25,903,843
	Distributors - 1.27%
404,600	LKQ Corp. (a)	11,988,298

	Diversified Consumer Services - 1.14%
274,626	ServiceMaster Global Holdings Inc. (a)	10,776,324

	Hotels, Restaurants & Leisure - 1.10%
21,600	Chipotle Mexican Grill, Inc. (a)	10,364,760

	Household Durables - 1.24%
316,137	Garmin Ltd. (b)	11,750,812

	Internet & Catalog Retail - 1.53%
68,925	Expedia, Inc.	8,567,378
51,900	Netflix Inc. (a)	5,936,322
		14,503,700
	Internet Software & Services - 1.08%
760,154	Pandora Media Inc. (a)	10,193,665

	Leisure Products - 1.39%
152,415	Polaris Industries Inc.	13,100,069

	Media - 1.39%
407,127	Lions Gate Entertainment Corp. (b)	13,186,844

	Specialty Retail - 1.37%
222,490	Williams-Sonoma, Inc.	12,995,641

	Textiles, Apparel & Luxury Goods - 2.84%
268,109	Columbia Sportswear Co.	13,072,995
262,465	lululemon athletica, Inc. (a)	13,771,538
		26,844,533
	Total Consumer Discretionary (Cost $156,584,555)	161,608,489

	Consumer Staples - 4.11%
	Food & Staples Retailing - 2.94%
124,200	CVS Health Corp.	12,143,034
467,400	Whole Foods Market, Inc.	15,657,900
		27,800,934
	Household Products - 0.69%
51,235	The Clorox Co.	6,498,135

	Personal Products - 0.48%

52,110	The Estee Lauder Companies Inc. - Class A	4,588,807
	Total Consumer Staples (Cost $38,689,271)	38,887,876

	Energy - 0.88%
	Energy Equipment & Services - 0.88%
179,557	Baker Hughes, Inc.	8,286,556
	Total Energy (Cost $8,086,525)	8,286,556

	Financials - 3.26%
	Diversified Financial Services - 3.26%
64,800	Intercontinental Exchange, Inc.	16,605,648
144,645	McGraw Hill Financial, Inc.	14,259,104
	Total Financials (Cost $25,458,762)	30,864,752

	Health Care - 20.62%
	Biotechnology - 4.29%
85,984	Alnylam Pharmaceuticals Inc. (a)	8,094,534
338,187	Baxalta, Inc.	13,199,438
388,800	Cepheid, Inc. (a)	14,202,864
131,300	Sarepta Therapeutics, Inc. (a)	5,065,554
		40,562,390
	Health Care Equipment & Supplies - 5.41%
1,247,228	Accuray Inc. (a)	8,418,789
190,664	Align Technology, Inc. (a)	12,555,224
116,000	Edwards Lifesciences Corp. (a)	9,161,680
180,676	Inogen Inc. (a)	7,243,301
189,695	Insulet Corp. (a)	7,172,368
79,778	Oxford Immunotec Global PLC (a)(b)	917,447
377,800	The Spectranetics Corp. (a)	5,689,668
		51,158,477
	Health Care Technology - 3.12%
83,525	athenahealth Inc. (a)	13,445,019
266,800	Cerner Corp. (a)	16,053,356
		29,498,375
	Life Sciences Tools & Services - 4.18%
388,505	Agilent Technologies, Inc.	16,243,394
154,622	Charles River Laboratories International, Inc. (a)	12,430,063
384,590	VWR Corp. (a)	10,887,743
		39,561,200
	Pharmaceuticals - 3.62%
464,800	Akorn, Inc. (a)	17,341,688
450,985	The Medicines Co. (a)	16,839,780
		34,181,468
	Total Health Care (Cost $146,911,562)	194,961,910

	Industrials - 17.19%
	Aerospace & Defense - 1.23%
250,052	Hexcel Corp.	11,614,915

	Commercial Services & Supplies - 2.73%
309,045	Republic Services, Inc.	13,594,889
101,343	Stericycle, Inc. (a)	12,221,966
		25,816,855
	Electrical Equipment - 3.82%
50,225	Acuity Brands, Inc.	11,742,605
236,000	AMETEK, Inc.	12,647,240

114,300	Rockwell Automation, Inc.	11,728,323
		36,118,168
	Industrial Conglomerates - 2.88%
165,000	Danaher Corp.	15,325,200
62,700	Roper Industries, Inc.	11,899,833
		27,225,033
	Machinery - 2.14%
459,599	Chart Industries, Inc. (a)	8,254,398
123,510	Parker-Hannifin Corp.	11,978,000
		20,232,398
	Professional Services - 4.39%
108,320	IHS Inc. - Class A (a)	12,828,338
292,978	Nielsen Holdings PLC (b)	13,652,775
195,658	Verisk Analytics, Inc (a)	15,042,187
		41,523,300
	Total Industrials (Cost $145,240,507)	162,530,669

	Information Technology - 21.12%
	Communications Equipment - 2.55%
155,880	F5 Networks, Inc. (a)	15,114,125
78,440	Juniper Networks, Inc.	2,164,944
136,100	QUALCOMM, Inc.	6,802,958
		24,082,027
	Electronic Equipment, Instruments & Components - 1.42%
204,795	National Instruments Corp.	5,875,568
350,760	Trimble Navigation Ltd. (a)	7,523,802
		13,399,370
	Internet Software & Services - 5.20%
89,113	Akamai Technologies, Inc. (a)	4,690,017
31,500	Alphabet, Inc. - Class A (a)	24,507,315
190,875	Facebook Inc. - Class A (a)	19,976,978
		49,174,310
	IT Services - 2.42%
135,114	MasterCard, Inc. - Class A	13,154,699
370,110	Teradata Corp. (a)	9,778,306
		22,933,005
	Semiconductors & Semiconductor Equipment - 3.23%
92,185	Microchip Technology, Inc.	4,290,290
825,697	Micron Technology, Inc. (a)	11,691,870
380,486	Semtech Corp. (a)	7,198,795
134,210	Texas Instruments, Inc.	7,356,050
		30,537,005
	Software - 4.80%
103,790	ACI Worldwide, Inc. (a)	2,221,106
37,100	ANSYS, Inc. (a)	3,431,750
312,955	Aspen Technology, Inc. (a)	11,817,181
373,820	CommVault Systems, Inc. (a)	14,709,817
159,674	Red Hat, Inc. (a)	13,222,604
		45,402,458
	Technology Hardware, Storage & Peripherals - 1.50%
135,095	Apple Inc.	14,220,100
	Total Information Technology (Cost $162,899,380)	199,748,275

	Materials - 6.76%
	Chemicals - 6.76%
118,035	Airgas, Inc.	16,326,601

89,545	Ecolab Inc.	10,242,157
267,930	FMC Corp.	10,484,101
39,300	International Flavors & Fragrances Inc.	4,701,852
92,000	Monsanto Co.	9,063,840
127,605	Praxair, Inc.	13,066,752
	Total Materials (Cost $55,679,173)	63,885,303

	TOTAL COMMON STOCKS (Cost $739,549,735)	860,773,830

	REITS - 1.59%
	Financials - 1.59%
	Real Estate Investment Trusts (REITs) - 1.59%
49,549	Equinix Inc.	14,983,617
	Total Financials (Cost $8,825,878)	14,983,617

	TOTAL REITS (Cost $8,825,878)	14,983,617

	SHORT TERM INVESTMENT - 6.79%
	Investment Company - 6.79%

64,252,871	Fidelity Institutional Money Market Fund - Government Portfolio - 0.01% (c)	64,252,871
	Total Investment Company	64,252,871

	TOTAL SHORT TERM INVESTMENT (Cost $64,252,871)	64,252,871

	Total Investments (Cost $812,628,484) - 99.41%	940,010,318
	Other Assets in Excess of Liabilities - 0.59%	5,606,374
	TOTAL NET ASSETS - 100.00%	$945,616,692

PLC	Public Limited Company
(a)	Non Income Producing
(b)	Foreign Issued Security. The total value of these securities amounted to $39,507,878 (4.18% of net assets) at December 2015.
(c)	7-day yield
*	See accompanying Notes regarding valuation of securities.

The cost basis of investments for federal income tax purposes at December 31, 2015 was as follows*:

	Cost of investments	$812,628,484
	Gross unrealized appreciation	153,808,784
	Gross unrealized depreciation	(26,426,950)
	Net unrealized appreciation	$127,381,834

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Buffalo Dividend Focus Fund
Schedule of Investments
December 31, 2015 (Unaudited)

Shares or Face Amount		Fair Value
	COMMON STOCKS - 91.35%
	Consumer Discretionary - 10.13%
	Automobiles - 1.09%
11,950	General Motors Co.	$406,420

	Hotels, Restaurants & Leisure - 3.39%
9,725	Carnival Corp. (b)	529,818
6,375	Cedar Fair, L.P.	355,980
5,525	Marriott International, Inc. - Class A	370,396
		1,256,194
	Media - 4.12%
7,100	Comcast Corp. - Class A	400,653
15,725	MDC Partners Inc. - Class A (b)	341,547
12,250	Twenty-First Centy Fox, Inc. - Class A	332,710
4,300	The Walt Disney Co.	451,844
		1,526,754
	Specialty Retail - 1.53%
3,175	Foot Locker, Inc.	206,661
2,725	The Home Depot, Inc.	360,381
		567,042
	Total Consumer Discretionary (Cost $3,391,727)	3,756,410

	Consumer Staples - 10.00%
	Beverages - 1.16%
10,025	The Coca Cola Co.	430,674

	Food & Staples Retailing - 1.00%
6,050	Wal-Mart Stores, Inc.	370,865

	Food Products - 4.09%
7,200	General Mills, Inc.	415,152
5,275	The Kraft Heinz Co.	383,809
4,000	Mccormick & Co, Inc.	342,240
8,800	Pinnacle Foods Inc.	373,648
		1,514,849
	Household Products - 2.68%
3,700	The Clorox Co.	469,271
6,625	The Procter & Gamble Co.	526,091
		995,362
	Personal Products - 1.07%
9,125	Unilever N.V. - NY Shares (b)	395,295
	Total Consumer Staples (Cost $2,977,250)	3,707,045

	Energy - 6.98%
	Energy Equipment & Services - 1.35%
1,100	Baker Hughes, Inc.	50,765
12,250	Patterson-UTI Energy, Inc.	184,730
3,800	Schlumberger Ltd. (b)	265,050
		500,545
	Oil, Gas & Consumable Fuels - 5.63%
2,900	Chevron Corp.	260,884
5,000	Dominion Midstream Partners, LP	153,300
4,875	EQT Midstream Partners LP	367,867
8,550	Exxon Mobil Corp.	666,473
3,875	Hess Corp.	187,860

3,325	Occidental Petroleum Corp.	224,803
5,450	Shell Midstream Partners LP	226,284
		2,087,471
	Total Energy (Cost $2,527,494)	2,588,016

	Financials - 14.71%
	Banks - 5.74%
27,150	Bank of America Corp.	456,935
11,250	BB&T Corp.	425,362
8,875	JPMorgan Chase & Co.	586,016
12,100	Wells Fargo & Co.	657,756
		2,126,069
	Capital Markets - 0.87%
900	BlackRock, Inc.	306,468
350	Oaktree Capital Group LLC	16,702
		323,170
	Consumer Finance - 2.36%
4,925	American Express Co.	342,534
7,350	Capital One Financial Corp.	530,523
		873,057
	Diversified Financial Services - 3.91%
4,400	Berkshire Hathaway Inc. - Class B (a)	580,976
4,925	CME Group Inc.	446,205
4,300	McGraw Hill Financial, Inc.	423,894
		1,451,075
	Insurance - 1.83%
9,075	Arthur J. Gallagher & Co.	371,530
6,375	MetLife, Inc.	307,339
		678,869
	Total Financials (Cost $5,153,002)	5,452,240

	Health Care - 14.95%
	Biotechnology - 4.27%
9,425	AbbVie Inc.	558,337
3,000	Amgen Inc.	486,990
500	Biogen Idec Inc. (a)	153,175
3,800	Gilead Sciences, Inc.	384,522
		1,583,024
	Health Care Equipment & Supplies - 0.87%
4,200	Medtronic, PLC (b)	323,064

	Health Care Providers & Services - 3.11%
2,325	Anthem, Inc.	324,198
5,325	Cardinal Health, Inc.	475,363
3,000	UnitedHealth Group Inc.	352,920
		1,152,481
	Pharmaceuticals - 6.70%
3,300	Bristol-Myers Squibb Co.	227,007
2,250	Eli Lilly & Co.	189,585
6,825	Johnson & Johnson	701,064
8,650	Merck & Co., Inc.	456,893
4,925	Novartis AG - ADR (b)	423,747
15,000	Pfizer Inc.	484,200
		2,482,496
	Total Health Care (Cost $5,067,636)	5,541,065

	Industrials - 8.98%
	Aerospace & Defense - 1.94%
2,725	The Boeing Co.	394,007
3,400	United Technologies Corp.	326,638
		720,645

	Airlines - 1.11%
8,100	Delta Air Lines, Inc.	410,589

	Commercial Services & Supplies - 1.99%
14,475	Pitney Bowes Inc.	298,909
8,200	Waste Management, Inc.	437,634
		736,543
	Industrial Conglomerates - 1.99%
23,700	General Electric Co.	738,255

	Professional Services - 1.08%
8,450	Robert Half International, Inc.	398,333

	Road & Rail - 0.87%
3,825	Norfolk Southern Corp.	323,557
	Total Industrials (Cost $2,825,026)	3,327,922

	Information Technology - 18.97%
	Communications Equipment - 1.99%
15,500	Cisco Systems, Inc.	420,903
6,325	QUALCOMM, Inc.	316,155
		737,058
	Internet Software & Services - 1.61%
380	Alphabet, Inc. - Class A (a)	295,644
400	Alphabet, Inc. - Class C (a)	303,552
		599,196
	IT Services - 3.24%
2,025	MasterCard, Inc. - Class A	197,154
8,975	Paychex, Inc.	474,687
6,825	Visa Inc. - Class A	529,279
		1,201,120
	Semiconductors & Semiconductor Equipment - 3.10%
5,975	Broadcom Corp. - Class A	345,474
10,450	Intel Corp.	360,003
8,100	Texas Instruments Inc.	443,961
		1,149,438
	Software - 4.82%
9,600	Activision Blizzard, Inc.	371,616
19,550	Microsoft Corp.	1,084,634
9,025	Oracle Corp.	329,683
		1,785,933
	Technology Hardware, Storage & Peripherals - 4.21%
11,520	Apple Inc.	1,212,595
13,575	EMC Corp.	348,606
		1,561,201

	Total Information Technology (Cost $5,529,371)	7,033,946

	Materials - 2.23%
	Chemicals - 1.48%
10,625	The Dow Chemical Co.	546,975

	Metals & Mining - 0.75%
24,800	Allegheny Technologies, Inc.	279,000
	Total Materials (Cost $933,658)	825,975

	Telecommunication Services - 2.16%
	Diversified Telecommunication Services - 2.16%
11,200	AT&T Inc.	385,392
8,975	Verizon Communications, Inc.	414,825
	Total Telecommunication Services (Cost $799,935)	800,217

	Utilities - 2.24%
	Electric Utilities - 2.24%
4,750	American Electric Power Co., Inc.	276,783
2,675	NextEra Energy, Inc.	277,906
7,675	Xcel Energy, Inc.	275,609
	Total Utilities (Cost $827,615)	830,298

	TOTAL COMMON STOCKS (Cost $30,032,714)	33,863,134

	SHORT TERM INVESTMENT - 9.92%
	Investment Company - 9.92%
3,676,517	Fidelity Institutional Money Market Fund - Government Portfolio - 0.01% (c)	3,676,517
	Total Investment Company	3,676,517

	TOTAL SHORT TERM INVESTMENT (Cost $3,676,517)	3,676,517

	Total Investments (Cost $33,709,231) - 101.27%	37,539,651
	Liabilities in Excess of Other Assets - (1.27)%	(472,196)
	TOTAL NET ASSETS - 100.00%	$37,067,455

ADR	American Depository Receipt
PLC	Public Limited Company
(a)	Non Income Producing
(b)	Foreign Issued Securities. The total value of these securities amounted to $2,278,521 (6.15% of net assets) at December 31, 2015
(c)	7-day yield
*	See accompanying Notes regarding valuation of securities.

The cost basis of investments for federal income tax purposes at December 31, 2015 was as follows*:

	Cost of investments	$33,709,231
	Gross unrealized appreciation	4,664,683
	Gross unrealized depreciation	(834,263)
	Net unrealized appreciation	$3,830,420

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Buffalo Flexible Income Fund
Schedule of Investments
December 31, 2015 (Unaudited)

Shares or Face Amount		Fair Value
	COMMON STOCKS - 69.43%
	Consumer Discretionary - 4.01%
	Automobiles - 0.60%
435,000	Ford Motor Co.	$6,129,150

	Hotels, Restaurants & Leisure - 0.87%
75,000	McDonald’s Corp.	8,860,500

	Media - 2.54%
800,000	Lions Gate Entertainment Corp. (d)	25,912,000
	Total Consumer Discretionary (Cost $37,325,694)	40,901,650

	Consumer Staples - 13.94%
	Beverages - 4.02%
35,000	Diageo PLC - ADR (d)	3,817,450
75,000	Dr. Pepper Snapple Group, Inc.	6,990,000
130,000	PepsiCo, Inc.	12,989,600
400,000	The Coca Cola Co.	17,184,000
		40,981,050
	Food & Staples Retailing - 1.28%
50,000	Costco Wholesale Corp.	8,075,000
100,000	Sysco Corp.	4,100,000
15,000	Wal-Mart Stores, Inc.	919,500
		13,094,500
	Food Products - 3.05%
10,000	ConAgra Foods, Inc.	421,600
290,000	General Mills, Inc.	16,721,400
60,000	Kellogg Co.	4,336,200
70,000	Mondelez International Inc. - Class A	3,138,800
90,000	The Kraft Heinz Co.	6,548,400
		31,166,400
	Household Products - 5.59%
30,000	Colgate-Palmolive Co.	1,998,600
115,000	Kimberly-Clark Corp.	14,639,500
140,000	The Clorox Co.	17,756,200
285,000	The Procter & Gamble Co.	22,631,850
		57,026,150
	Total Consumer Staples (Cost $96,425,323)	142,268,100

	Energy - 16.56%
	Energy Equipment & Services - 2.14%
190,000	Baker Hughes, Inc. (c)	8,768,500
87,500	Helmerich & Payne, Inc.	4,685,625
120,000	Schlumberger Ltd. (d)	8,370,000
		21,824,125
	Oil, Gas & Consumable Fuels - 14.42%
400,000	BP PLC - ADR (d)	12,504,000
170,000	Chevron Corp.	15,293,200
370,000	ConocoPhillips	17,275,300
140,000	Delek Logistics Partners LP	4,996,600
164,490	EQT Midstream Partners LP	12,412,416

255,000	Exxon Mobil Corp.	19,877,250
105,000	Hess Corp.	5,090,400
425,000	HollyFrontier Corp.	16,953,250
545,000	Kinder Morgan Inc.	8,131,400
215,000	Marathon Oil Corp.	2,706,850
100,000	Marathon Petroleum Corp.	5,184,000
25,000	Phillips 66	2,045,000
300,000	Royal Dutch Shell PLC. - Class A - ADR (d)	13,737,000
200,000	Suncor Energy, Inc. (d)	5,160,000
144,800	Sunoco LP	5,735,528
		147,102,194
	Total Energy (Cost $184,314,207)	168,926,319

	Financials - 2.80%
	Banks - 1.48%
400,000	BB&T Corp.	15,124,000

	Insurance - 1.32%
50,000	Arthur J. Gallagher & Co.	2,047,000
184,000	The Allstate Corp.	11,424,560
		13,471,560
	Total Financials (Cost $23,946,283)	28,595,560

	Health Care - 9.02%
	Biotechnology - 1.09%
285,000	Baxalta, Inc.	11,123,550

	Health Care Equipment & Supplies - 1.55%
80,000	Abbott Laboratories	3,592,800
320,000	Baxter International, Inc.	12,208,000
		15,800,800
	Pharmaceuticals - 6.38%
75,000	Eli Lilly & Co.	6,319,500
500,000	GlaxoSmithKline PLC - ADR (d)	20,175,000
175,000	Johnson & Johnson	17,976,000
180,000	Merck & Co., Inc.	9,507,600
250,000	Pfizer Inc.	8,070,000
47,000	Teva Pharmaceutical Industries Ltd. - ADR (d)	3,085,080
		65,133,180
	Total Health Care (Cost $72,378,701)	92,057,530

	Industrials - 7.90%
	Aerospace & Defense - 1.42%
100,000	The Boeing Co.	14,459,000

	Commercial Services & Supplies - 3.39%
1,000,000	Pitney Bowes Inc.	20,650,000
12,200	Republic Services, Inc.	536,678
250,000	Waste Management, Inc.	13,342,500
		34,529,178
	Industrial Conglomerates - 2.75%
900,000	General Electric Co.	28,035,000

	Machinery - 0.09%
10,700	Cummins Inc.	941,707

	Road & Rail - 0.25%

100,000	CSX Corp.	2,595,000
	Total Industrials (Cost $53,238,011)	80,559,885

	Information Technology - 6.90%
	Communications Equipment - 0.53%
200,000	Cisco Systems, Inc.	5,431,000

	IT Services - 1.62%
120,000	International Business Machines Corp. (IBM)	16,514,400

	Semiconductors & Semiconductor Equipment - 2.03%
600,000	Intel Corp.	20,670,000

	Software - 2.72%
500,000	Microsoft Corp.	27,740,000
	Total Information Technology (Cost $53,240,761)	70,355,400

	Materials - 3.18%
	Chemicals - 2.59%
100,000	E.I. du Pont de Nemours and Co.	6,660,000
30,000	Eastman Chemical Co.	2,025,300
40,000	The Chemours Co.	214,400
340,000	The Dow Chemical Co.	17,503,200
		26,402,900
	Metals & Mining - 0.59%
56,090	BHP Billiton Ltd. - ADR (d)	1,444,878
150,000	Newmont Mining Corp.	2,698,500
63,800	Rio Tinto PLC - ADR (d)	1,857,856
		6,001,234
	Total Materials (Cost $26,357,735)	32,404,134

	Telecommunication Services - 4.47%
	Diversified Telecommunication Services - 4.47%
760,000	AT&T Inc.	26,151,600
420,000	Verizon Communications, Inc.	19,412,400
	Total Telecommunication Services (Cost $46,678,200)	45,564,000

	Utilities - 0.65%
	Gas Utilities - 0.65%
342,000	Questar Corp.	6,662,160

	Total Utilities (Cost $7,153,583)	6,662,160

	TOTAL COMMON STOCKS (Cost $601,058,498)	708,294,738

	REITS - 2.00%
	Financials - 2.00%
	Real Estate Investment Trusts (REITs) - 2.00%
185,000	Digital Realty Trust, Inc.	13,989,700
215,000	Weyerhaeuser Co.	6,445,700
	Total Financials (Cost $17,587,958)	20,435,400

	TOTAL REITS (Cost $17,587,958)	20,435,400

	CONVERTIBLE BONDS - 7.11%
	Consumer Discretionary - 4.19%
	Media - 4.19%

	Lions Gate Entertainment Inc.
2,000,000	4.000%, 01/11/2017 (a)	6,202,500
30,000,000	1.250%, 04/15/2018 (a)	36,525,000
	Total Consumer Discretionary (Cost $32,000,000)	42,727,500

	Health Care - 0.60%
	Health Care Equipment & Supplies - 0.23%
	Alere, Inc.
2,250,000	3.000%, 05/15/2016	2,337,188
	Pharmaceuticals - 0.37%
	The Medicines Co.
3,000,000	2.500%, 01/15/2022 (b)(e)	3,817,500
	Total Health Care (Cost $5,371,019)	6,154,688

	Industrials - 0.45%
	Air Freight & Logistics - 0.45%
	UTi Worldwide, Inc.
4,600,000	4.500%, 03/01/2019 (d)	4,559,750
	Total Industrials (Cost $4,718,148)	4,559,750

	Information Technology - 1.87%
	Internet Software & Services - 0.46%
	Cornerstone OnDemand, Inc.
4,750,000	1.500%, 07/01/2018	4,684,687
	Software - 1.41%
	BroadSoft, Inc.
5,500,000	1.500%, 07/01/2018	6,029,375
	Nuance Communications, Inc.
7,725,000	1.500%, 11/01/2035	8,328,516
		14,357,891
	Total Information Technology (Cost $17,377,720)	19,042,578

	TOTAL CONVERTIBLE BONDS (Cost $59,466,887)	72,484,516

	CORPORATE BONDS - 15.74%
	Consumer Discretionary - 3.11%
	Leisure Products - 0.23%
	Brunswick Corp.
2,200,000	7.375%, 09/01/2023	2,387,000
	Media - 2.63%
	Lions Gate Entertainment Corp.
15,000,000	5.250%, 08/01/2018 (a)(d)	15,525,000
	Live Nation Entertainment Inc.
1,800,000	7.000%, 09/01/2020 (b)(e)	1,872,000
	Sirius XM Radio, Inc.
2,000,000	4.250%, 05/15/2020 (b)(e)	2,025,000
7,000,000	5.875%, 10/01/2020 (b)(e)	7,350,000
		26,772,000
	Specialty Retail - 0.25%
	Rent-A-Center Inc.
3,000,000	6.625%, 11/15/2020	2,557,500
	Total Consumer Discretionary (Cost $30,955,516)	31,716,500

	Consumer Staples - 0.08%
	Food & Staples Retailing - 0.08%
	Family Tree Escrow LLC.
800,000	5.250%, 03/01/2020 (b)(e)	830,000

	Total Consumer Staples (Cost $800,000)	830,000

	Energy - 2.16%
	Energy Equipment & Services - 0.61%
	Forum Energy Technologies Inc.
5,000,000	6.250%, 10/01/2021	4,175,000
	Hornbeck Offshore Services, Inc.
3,000,000	5.875%, 04/01/2020	2,085,000
		6,260,000
	Oil, Gas & Consumable Fuels - 1.55%
	Alpha Natural Resources, Inc.
12,000,000	9.750%, 04/15/2018	60,000
	Approach Resources, Inc.
3,000,000	7.000%, 06/15/2021	1,080,000
	Gulfport Energy Corp.
15,200,000	7.750%, 11/01/2020	13,680,000
	Swift Energy Co.
11,000,000	7.125%, 06/01/2017	935,000
		15,755,000
	Total Energy (Cost $48,879,167)	22,015,000

	Health Care - 3.22%
	Health Care Providers & Services - 0.92%
	CHS / Community Health Systems, Inc.
2,000,000	6.875%, 02/01/2022	1,907,500
	ExamWorks Group, Inc.
7,500,000	5.625%, 04/15/2023	7,490,625
		9,398,125
	Health Care Technology - 0.50%
	Medassets, Inc.
5,000,000	8.000%, 11/15/2018	5,100,000
	Pharmaceuticals - 1.80%
	Valeant Pharmaceuticals International, Inc.
4,050,000	6.750%, 08/15/2018 (b)(d)(e)	4,033,800
13,000,000	6.375%, 10/15/2020 (b)(e)	12,610,000
	VRX Escrow Corp.
1,800,000	5.375%, 03/15/2020 (b)(d)(e)	1,701,000
		18,344,800
	Total Health Care (Cost $34,045,639)	32,842,925

	Industrials - 1.45%
	Aerospace & Defense - 0.49%
	DigitalGlobe Inc.
2,500,000	5.250%, 02/01/2021 (b)	2,112,500
	TransDigm, Inc.
3,000,000	5.500%, 10/15/2020	2,917,500
		5,030,000
	Commercial Services & Supplies - 0.41%
	R.R. Donnelley & Sons Co.
4,000,000	8.600%, 08/15/2016	4,160,000
	Construction & Engineering - 0.55%
	Tutor Perini Corp.
5,575,000	7.625%, 11/01/2018	5,588,937
	Total Industrials (Cost $14,986,522)	14,778,937

	Information Technology - 4.86%
	Diversified Telecommunication Services - 0.67%

	CCO Holdings LLC / CCO Holdings Capital Corp.
858,000	7.000%, 01/15/2019	877,305
3,706,000	5.250%, 03/15/2021	3,858,873
2,000,000	6.625%, 01/31/2022	2,112,500
		6,848,678
	Internet Software & Services - 2.19%
	Bankrate Inc.
22,000,000	6.125%, 08/15/2018 (a)(e)	22,330,000
	IT Services - 0.39%
	NeuStar, Inc.
5,000,000	4.500%, 01/15/2023	4,030,000
	Software - 1.61%
	ACI Worldwide, Inc.
3,750,000	6.375%, 08/15/2020 (b)(e)	3,876,562
	Audatex North America, Inc.
6,000,000	6.000%, 06/15/2021 (b)(e)	6,067,500
	Nuance Communications, Inc.
6,400,000	5.375%, 08/15/2020 (b)(e)	6,440,448
		16,384,510
	Total Information Technology (Cost $49,273,222)	49,593,188

	Materials - 0.45%
	Chemicals - 0.15%
	OMNOVA Solutions, Inc.
1,504,000	7.875%, 11/01/2018	1,481,440
	Construction Materials - 0.30%
	Headwaters, Inc.
3,000,000	7.250%, 01/15/2019	3,082,500
	Total Materials (Cost $4,585,658)	4,563,940

	Telecommunication Services - 0.41%
	Diversified Telecommunication Services - 0.41%
	Consolidated Communications Inc
5,000,000	6.500%, 10/01/2022	4,225,000
	Total Telecommunication Services (Cost $4,956,500)	4,225,000

	TOTAL CORPORATE BONDS (Cost $188,482,224)	160,565,490

	SHORT TERM INVESTMENT - 5.15%
	Investment Company - 5.15%

52,535,038	Fidelity Institutional Money Market Fund - Government Portfolio - 0.01% (f)	52,535,038
	Total Investment Company	52,535,038

	TOTAL SHORT TERM INVESTMENT (Cost $52,535,038)	52,535,038

	Total Investments (Cost $919,130,605) - 99.43%	1,014,315,182
	Other Assets in Excess of Liabilities - 0.57%	5,784,301
	TOTAL NET ASSETS - 100.00%	$1,020,099,483

ADR	American Depository Receipt
PLC	Public Limited Company
(a)	Illiquid Security. The total value of these securities amounted to $80,582,500 (7.90% of net assets) at December 31, 2015.
(b)	Restricted security deemed liquid. The total value of restricted securities is $52,736,310 (5.17% of net assets) at December 31, 2015.
(c)	A portion of these envestments are segregated as collateral for open written option contracts.
(d)	Foreign Issued Securities. The total value of these securities amounted to $121,882,814 (11.95% of net assets) at December 31, 2015.
(e)	144A Securities. The total value of restricted securities is $72,953,810 (7.15% of net assets) at December 31, 2015.
(f)	7-day yield
*	See accompanying Notes regarding valuation of securities.

The cost basis of investments for federal income tax purposes at December 31, 2015 was as follows*:

	Cost of investments	$919,130,605
	Gross unrealized appreciation	176,670,291
	Gross unrealized depreciation	(81,496,532)
	Net unrealized appreciation	$95,173,759

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Buffalo Flexible Income Fund
Schedule of Options Written
December 31, 2015 (Unaudited)

Contracts		Value
	CALL OPTION
	Baker Hughes, Inc.
400	Expiration: April 2016, Exercise Price: $60.00	$60,000
	Total Written Option (Premium received $49,182)	$60,000

Buffalo Growth Fund
Schedule of Investments
December 31, 2015 (Unaudited)

Shares or Face Amount		Fair Value
	COMMON STOCKS - 95.19%
	Consumer Discretionary - 21.07%
	Hotels, Restaurants & Leisure - 3.14%
8,240	Chipotle Mexican Grill, Inc. (a)	$3,953,964
120,625	Dunkin’ Brands Group Inc.	5,137,419
54,625	Starwood Hotels & Resorts Worldwide, Inc.	3,784,420
		12,875,803
	Internet & Catalog Retail - 5.92%
19,870	Amazon.com, Inc. (a)	13,429,934
12,010	Netflix Inc. (a)	1,373,704
7,440	The Priceline Group Inc. (a)	9,485,628
		24,289,266
	Internet Software & Services - 1.11%
339,565	Pandora Media Inc. (a)	4,553,566

	Media - 3.03%
67,310	The Walt Disney Co.	7,072,935
197,500	Twenty-First Centy Fox, Inc. - Class A	5,364,100
		12,437,035
	Specialty Retail - 2.15%
66,735	The Home Depot, Inc.	8,825,704

	Textiles, Apparel & Luxury Goods - 5.72%
116,810	lululemon athletica, Inc. (a)	6,129,021
150,880	NIKE, Inc. - Class B	9,430,000
50,500	Ralph Lauren Corp.	5,629,740
28,110	Under Armour, Inc. - Class A (a)	2,265,947
		23,454,708
	Total Consumer Discretionary (Cost $70,281,360)	86,436,082

	Consumer Staples - 9.86%
	Beverages - 1.98%
64,945	Anheuser-Busch InBev SA/NV - ADR (b)	8,118,125

	Food & Staples Retailing - 3.42%
42,095	Costco Wholesale Corp.	6,798,342
216,511	Whole Foods Market, Inc.	7,253,119
		14,051,461
	Food Products - 1.79%
163,495	Mondelez International Inc. - Class A	7,331,116

	Household Products - 2.67%
68,795	Kimberly-Clark Corp.	8,757,603
27,890	The Procter & Gamble Co.	2,214,745
		10,972,348
	Total Consumer Staples (Cost $34,926,094)	40,473,050

	Energy - 3.40%
	Energy Equipment & Services - 1.83%

78,909	Baker Hughes, Inc.	3,641,650
55,190	Schlumberger Ltd. (b)	3,849,503
		7,491,153
	Oil, Gas & Consumable Fuels - 1.57%
82,690	Exxon Mobil Corp.	6,445,685
	Total Energy (Cost $13,141,514)	13,936,838

	Financials - 10.65%
	Banks - 1.37%
103,345	Wells Fargo & Co.	5,617,834

	Capital Markets - 2.43%
30,970	Affiliated Managers Group, Inc. (a)	4,947,768
69,945	Northern Trust Corp.	5,042,335
		9,990,103
	Consumer Finance - 1.27%
72,040	Capital One Financial Corp.	5,199,847

	Diversified Financial Services - 5.58%
92,040	CME Group Inc.	8,338,824
36,590	Intercontinental Exchange, Inc.	9,376,553
52,498	McGraw Hill Financial, Inc.	5,175,253
		22,890,630
	Total Financials (Cost $33,205,339)	43,698,414

	Health Care - 12.20%
	Biotechnology - 1.37%
18,288	Biogen Idec Inc. (a)	5,602,529

	Health Care Equipment & Supplies - 5.67%
202,750	Abbott Laboratories	9,105,502
99,202	Align Technology, Inc. (a)	6,532,452
199,499	Baxter International, Inc.	7,610,887
		23,248,841
	Health Care Technology - 1.17%
79,750	Cerner Corp. (a)	4,798,558

	Life Sciences Tools & Services - 1.77%
106,020	Quintiles Transnational Holdings Inc. (a)	7,279,333

	Pharmaceuticals - 2.22%
14,630	Allergan plc (a)(b)	4,571,875
86,311	Merck & Co., Inc.	4,558,947
		9,130,822
	Total Health Care (Cost $36,576,399)	50,060,083

	Industrials - 12.76%
	Aerospace & Defense - 3.11%
73,435	Honeywell International, Inc.	7,605,663
35,677	The Boeing Co.	5,158,537
		12,764,200
	Air Freight & Logistics - 1.28%
35,295	FedEx Corp.	5,258,602

	Commercial Services & Supplies - 1.67%
56,663	Stericycle, Inc. (a)	6,833,558

	Industrial Conglomerates - 3.35%
34,217	3M Co.	5,154,449
92,615	Danaher Corp.	8,602,081
		13,756,530
	Machinery - 0.42%
97,176	Chart Industries, Inc. (a)	1,745,281

	Professional Services - 1.25%
110,022	Nielsen Holdings PLC (b)	5,127,025

	Road & Rail - 1.68%
87,980	Union Pacific Corp.	6,880,036
	Total Industrials (Cost $42,309,293)	52,365,232

	Information Technology - 21.39%
	Communications Equipment - 2.80%
229,140	Cisco Systems, Inc.	6,222,297
105,001	QUALCOMM, Inc.	5,248,475
		11,470,772
	Internet Software & Services - 7.56%
47,645	Akamai Technologies, Inc. (a)	2,507,556
10,485	Alphabet, Inc. - Class A (a)	8,157,435
11,091	Alphabet, Inc. - Class C (a)	8,416,738
113,857	Facebook Inc. - Class A (a)	11,916,274
		30,998,003
	IT Services - 2.25%
119,088	Visa Inc. - Class A	9,235,274

	Software - 3.91%
102,270	Aspen Technology, Inc. (a)	3,861,715
141,255	Microsoft Corp.	7,836,828
119,285	Oracle Corp.	4,357,481
		16,056,024
	Technology Hardware, Storage & Peripherals - 4.87%
105,380	Apple Inc.	11,092,299
346,805	EMC Corp.	8,905,952
		19,998,251
	Total Information Technology (Cost $46,879,652)	87,758,324

	Materials - 3.86%
	Chemicals - 3.86%
42,430	Ecolab Inc.	4,853,144
48,120	Monsanto Co.	4,740,782
61,170	Praxair, Inc.	6,263,808
	Total Materials (Cost $11,901,510)	15,857,734

	TOTAL COMMON STOCKS (Cost $289,221,161)	390,585,757

	REITS - 1.71%
	Financials - 1.71%
	Real Estate Investment Trusts (REITs) - 1.71%
23,279	Equinix Inc.	7,039,570
	Total Financials (Cost $3,913,366)	7,039,570

	TOTAL REITS (Cost $3,913,366)	7,039,570

	SHORT TERM INVESTMENT - 3.14%
	Investment Company - 3.14%

12,873,303	Fidelity Institutional Money Market Fund - Government Portfolio - 0.01% (c)	12,873,303
	Total Investment Company	12,873,303

	TOTAL SHORT TERM INVESTMENT (Cost $12,873,303)	12,873,303

	Total Investments (Cost $306,007,830) - 100.04%	410,498,630
	Liabilities in Excess of Other Assets - (0.04)%	(178,802)
	TOTAL NET ASSETS - 100.00%	$410,319,828

ADR	American Depository Receipt
PLC	Public Limited Company
(a)	Non Income Producing
(b)	Foreign Issued Security. The total value of these securities amounted to 21,666,528 (5.28% of net assets) at December 31, 2015.
(c)	7-day yield
*	See accompanying Notes regarding valuation of securities.

The cost basis of investments for federal income tax purposes at December 31, 2015 was as follows*:

	Cost of investments	$306,007,830
	Gross unrealized appreciation	114,183,675
	Gross unrealized depreciation	(9,692,875)
	Net unrealized appreciation	$104,490,800

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Buffalo High Yield Fund
Schedule of Investments
December 31, 2015 (Unaudited)

Shares or Face Amount		Fair Value
	COMMON STOCKS - 5.17%
	Consumer Staples - 0.59%
	Food Products - 0.59%
35,000	Mondelez International Inc. - Class A	$1,569,400
	Total Consumer Staples (Cost $701,974)	1,569,400

	Financials - 1.53%
	Banks - 0.57%
23,000	JPMorgan Chase & Co.	1,518,690

	Real Estate Management & Development - 0.96%
30,000	Colliers International Group, Inc. (c)	1,336,500
30,000	FirstService Corp. (c)	1,212,900
		2,549,400
	Total Financials (Cost $1,848,604)	4,068,090

	Health Care - 3.05%
	Biotechnology - 0.91%
41,000	AbbVie Inc.	2,428,840

	Health Care Equipment & Supplies - 0.81%
48,000	Abbott Laboratories	2,155,680

	Health Care Providers & Services - 0.60%
45,676	HealthSouth Corp.	1,589,982

	Pharmaceuticals - 0.73%
19,000	Johnson & Johnson	1,951,680
	Total Health Care (Cost $4,548,657)	8,126,182

	TOTAL COMMON STOCKS (Cost $7,099,235)	13,763,672

	PREFERRED STOCK - 0.85%
	Financials - 0.85%
	Capital Markets - 0.85%
40,000	AMG Capital Trust I	2,255,000
	Total Financials (Cost $2,535,000)	2,255,000

	TOTAL PREFERRED STOCK (Cost $2,535,000)	2,255,000

	CONVERTIBLE BONDS - 13.02%
	Consumer Discretionary - 3.32%
	Diversified Consumer Services - 0.45%
	Carriage Services, Inc.
1,000,000	2.750%, 03/15/2021	1,183,125
	Media - 2.87%
	Lions Gate Entertainment Inc.
500,000	4.000%, 01/11/2017 (a)	1,550,625
5,000,000	1.250%, 04/15/2018 (a)	6,087,500

		7,638,125
	Total Consumer Discretionary (Cost $6,500,000)	8,821,250

	Health Care - 2.47%
	Biotechnology - 0.50%
	Cepheid
1,500,000	1.250%, 02/01/2021	1,339,687
	Health Care Equipment & Supplies - 1.25%
	Accuray, Inc.
500,000	3.750%, 08/01/2016	508,125
1,500,000	3.500%, 02/01/2018	2,042,812
	Alere, Inc.
750,000	3.000%, 05/15/2016	779,063
		3,330,000
	Pharmaceuticals - 0.72%
	The Medicines Co.
1,500,000	2.500%, 01/15/2022 (b)(d)	1,908,750
	Total Health Care (Cost $5,799,434)	6,578,437

	Industrials - 2.28%
	Air Freight & Logistics - 0.71%
	UTi Worldwide, Inc.
1,900,000	4.500%, 03/01/2019 (c)	1,883,375
	Machinery - 1.16%
	Chart Industries, Inc.
1,000,000	2.000%, 08/01/2018	870,000
	The Greenbrier Companies, Inc.
2,000,000	3.500%, 04/01/2018	2,223,750
		3,093,750
	Trading Companies & Distributors - 0.41%
	WESCO International, Inc.
710,000	6.000%, 09/15/2029	1,102,275
	Total Industrials (Cost $5,434,628)	6,079,400

	Information Technology - 4.95%
	Internet Software & Services - 2.31%
	Cornerstone OnDemand, Inc.
3,000,000	1.500%, 07/01/2018	2,958,750
	Envestnet, Inc.
1,000,000	1.750%, 12/15/2019	881,250
	Twitter, Inc.
1,500,000	1.000%, 09/15/2021	1,260,938
	WebMD Health Corp.
1,000,000	2.500%, 01/31/2018	1,033,750
		6,134,688
	Software - 2.64%
	BroadSoft, Inc.
2,500,000	1.500%, 07/01/2018	2,740,625
1,000,000	1.000%, 09/01/2022 (b)(d)	1,084,375
	Nuance Communications, Inc.
2,060,000	1.500%, 11/01/2035	2,220,937
	PROS Holdings, Inc.
1,000,000	2.000%, 12/01/2019 (b)(d)	981,250
		7,027,187
	Total Information Technology (Cost $12,517,841)	13,161,875

	TOTAL CONVERTIBLE BONDS (Cost $30,251,903)	34,640,962

	CORPORATE BONDS - 59.23%
	Consumer Discretionary - 18.20%
	Distributors - 0.44%
	LKQ Corp.
1,250,000	4.750%, 05/15/2023	1,178,125
	Diversified Consumer Services - 1.85%
	Monitronics International Inc.
3,000,000	9.125%, 04/01/2020	2,392,500
	Perry Ellis International, Inc.
1,510,000	7.875%, 04/01/2019	1,513,775
	Service Corp International
1,000,000	4.500%, 11/15/2020	1,015,000
		4,921,275
	Hotels, Restaurants & Leisure - 0.69%
	Royal Caribbean Cruises Ltd.
1,615,000	7.500%, 10/15/2027 (c)	1,845,138
	Internet & Catalog Retail - 0.49%
	Netflix, Inc.
250,000	5.500%, 02/15/2022 (b)(d)	257,500
1,000,000	5.750%, 03/01/2024	1,032,500
		1,290,000
	Leisure Products - 1.22%
	Brunswick Corp.
3,000,000	7.375%, 09/01/2023	3,255,000
	Media - 8.42%
	Cinemark USA, Inc.
1,000,000	5.125%, 12/15/2022	996,250
	Lamar Media Corp.
250,000	5.875%, 02/01/2022	263,750
250,000	5.000%, 05/01/2023	254,375
250,000	5.375%, 01/15/2024	258,750
	Lions Gate Entertainment Corp.
7,000,000	5.250%, 08/01/2018 (a)(c)	7,245,000
	Live Nation Entertainment Inc.
1,250,000	7.000%, 09/01/2020 (b)(d)	1,300,000
2,100,000	5.375%, 06/15/2022 (b)(d)	2,079,000
	MDC Partners Inc.
1,250,000	6.750%, 04/01/2020 (b)(c)(d)	1,292,187
	Regal Entertainment Group
2,600,000	5.750%, 06/15/2023	2,600,000
	Sirius XM Radio, Inc.
3,095,000	4.250%, 05/15/2020 (b)(d)	3,133,688
1,000,000	5.875%, 10/01/2020 (b)(d)	1,050,000
	Townsquare Media, Inc.
2,100,000	6.500%, 04/01/2023 (b)(d)	1,929,375
		22,402,375
	Specialty Retail - 2.97%
	Outerwall, Inc.
1,000,000	6.000%, 03/15/2019	895,000
	Penske Automotive Group, Inc.
2,500,000	5.750%, 10/01/2022	2,581,250
	Rent-A-Center Inc.
1,750,000	6.625%, 11/15/2020	1,491,875
2,000,000	4.750%, 05/01/2021	1,505,000

	Sonic Automotive, Inc.
1,500,000	5.000%, 05/15/2023	1,432,500
		7,905,625
	Textiles, Apparel & Luxury Goods - 2.12%
	PVH Corp.
3,120,000	7.750%, 11/15/2023	3,541,200
	Wolverine World Wide, Inc.
2,000,000	6.125%, 10/15/2020	2,090,000
		5,631,200
	Total Consumer Discretionary (Cost $47,835,917)	48,428,738

	Consumer Staples - 3.25%
	Beverages - 0.89%
	Cott Beverages, Inc.
2,000,000	6.750%, 01/01/2020	2,070,000
300,000	5.375%, 07/01/2022	294,750
		2,364,750
	Food & Staples Retailing - 0.08%
	Family Tree Escrow LLC.
200,000	5.250%, 03/01/2020 (b)(d)	207,500
	Food Products - 2.28%
	Darling Ingredients, Inc.
1,100,000	5.375%, 01/15/2022	1,087,625
	Post Holdings, Inc.
125,000	7.375%, 02/15/2022	130,781
	Smithfield Foods, Inc.
2,750,000	7.750%, 07/01/2017	2,942,500
	TreeHouse Foods, Inc.
2,000,000	4.875%, 03/15/2022	1,910,000
		6,070,906
	Total Consumer Staples (Cost $8,471,209)	8,643,156

	Energy - 3.73%
	Energy Equipment & Services - 0.79%
	Forum Energy Technologies Inc.
1,000,000	6.250%, 10/01/2021	835,000
	Hornbeck Offshore Services, Inc.
1,500,000	5.875%, 04/01/2020	1,042,500
	SESI LLC
250,000	7.125%, 12/15/2021	223,125
		2,100,625
	Oil, Gas & Consumable Fuels - 2.94%
	Concho Resources, Inc.
550,000	6.500%, 01/15/2022	530,750
	Crestwood Midstream Partners LP/ Crestwood Midstream Finance Corp.
2,000,000	6.000%, 12/15/2020	1,480,000
	Gulfport Energy Corp.
4,000,000	7.750%, 11/01/2020	3,600,000
	Suburban Propane Partners, L.P. / Suburban Energy Finance Corp.
1,861,000	7.375%, 08/01/2021	1,795,865
500,000	5.500%, 06/01/2024	407,500
		7,814,115
	Total Energy (Cost $11,620,834)	9,914,740

	Financials - 2.81%
	Capital Markets - 1.19%

	KCG Holdings, Inc.
3,500,000	6.875%, 03/15/2020 (b)(d)	3,167,500
	Diversified Financial Services - 1.62%
	Cogent Communications Finance Inc.
3,000,000	5.625%, 04/15/2021 (a)(b)(d)	2,797,500
	MSCI Inc.
1,500,000	5.250%, 11/15/2024 (b)(d)	1,526,250
		4,323,750
	Total Financials (Cost $7,921,725)	7,491,250

	Health Care - 6.18%
	Health Care Equipment & Supplies - 1.62%
	Alere, Inc.
1,000,000	6.500%, 06/15/2020	965,000
	Greatbatch Ltd.
500,000	9.125%, 11/01/2023 (b)(d)	496,250
	Mallinckrodt International Finance S.A.
3,000,000	3.500%, 04/15/2018	2,865,000
		4,326,250
	Health Care Providers & Services - 2.19%
	CHS / Community Health Systems, Inc.
1,000,000	8.000%, 11/15/2019	1,012,500
2,200,000	7.125%, 07/15/2020	2,202,750
	ExamWorks Group, Inc.
2,500,000	5.625%, 04/15/2023	2,496,875
	Tenet Healthcare Corp.
100,000	6.000%, 10/01/2020	105,750
		5,817,875
	Pharmaceuticals - 2.37%
	Endo Finance LLC
1,000,000	5.750%, 01/15/2022 (b)(d)	975,000
	Valeant Pharmaceuticals International, Inc.
2,000,000	6.750%, 08/15/2018 (b)(c)(d)	1,992,000
3,000,000	6.375%, 10/15/2020 (b)(d)	2,910,000
	VRX Escrow Corp.
450,000	5.375%, 03/15/2020 (b)(c)(d)	425,250
		6,302,250
	Total Health Care (Cost $16,855,612)	16,446,375

	Industrials - 13.16%
	Aerospace & Defense - 4.79%
	DigitalGlobe Inc.
3,450,000	5.250%, 02/01/2021 (b)	2,915,250
	KLX Inc.
2,000,000	5.875%, 12/01/2022 (b)(d)	1,910,000
	LMI Aerospace, Inc.
1,000,000	7.375%, 07/15/2019	995,000
	Moog, Inc.
250,000	5.250%, 12/01/2022 (b)(d)	253,125
	TransDigm, Inc.
2,000,000	5.500%, 10/15/2020	1,945,000
1,000,000	7.500%, 07/15/2021	1,040,000
250,000	6.000%, 07/15/2022	245,625
	Triumph Group Inc.
4,000,000	4.875%, 04/01/2021	3,242,500
250,000	5.250%, 06/01/2022	202,500

		12,749,000
	Commercial Services & Supplies - 2.96%
	Casella Waste Systems, Inc.
3,410,000	7.750%, 02/15/2019	3,401,475
	Clean Harbors, Inc.
100,000	5.250%, 08/01/2020	102,500
	Covanta Holding Corp.
1,000,000	7.250%, 12/01/2020	1,035,000
250,000	5.875%, 03/01/2024	227,500
	R.R. Donnelley & Sons Co.
3,000,000	8.600%, 08/15/2016	3,120,000
		7,886,475
	Construction & Engineering - 1.39%
	Tutor Perini Corp.
3,700,000	7.625%, 11/01/2018	3,709,250
	Professional Services - 2.22%
	CEB, Inc.
2,000,000	5.625%, 06/15/2023 (a)(b)(d)	1,990,000
	FTI Consulting, Inc.
3,625,000	6.000%, 11/15/2022	3,810,781
	IHS, Inc.
100,000	5.000%, 11/01/2022	101,625
		5,902,406
	Trading Companies & Distributors - 1.80%
	Fly Leasing Ltd.
2,000,000	6.750%, 12/15/2020 (c)	2,057,200
2,000,000	6.375%, 10/15/2021 (c)	1,997,500
	WESCO Distribution Inc.
750,000	5.375%, 12/15/2021	723,750
		4,778,450
	Total Industrials (Cost $36,119,675)	35,025,581

	Information Technology - 9.29%
	Diversified Telecommunication Services - 0.86%
	CCO Holdings LLC / CCO Holdings Capital Corp.
2,200,000	5.250%, 03/15/2021	2,290,750
	Electronic Equipment, Instruments & Components - 0.39%
	Anixter Inc.
500,000	5.625%, 05/01/2019	521,875
500,000	5.125%, 10/01/2021	501,875
		1,023,750
	Internet Software & Services - 3.10%
	Bankrate Inc.
7,000,000	6.125%, 08/15/2018 (a)(b)(d)	7,105,000
	j2 Global, Inc.
1,100,000	8.000%, 08/01/2020	1,155,000
		8,260,000
	IT Services - 1.85%
	NeuStar, Inc.
4,000,000	4.500%, 01/15/2023	3,224,000
	ServiceSource International Inc.
2,000,000	1.500%, 08/01/2018	1,708,750
		4,932,750
	Semiconductors & Semiconductor Equipment - 0.61%
	National Semiconductor Corp.
1,500,000	6.600%, 06/15/2017	1,612,277

	Software - 2.48%
	ACI Worldwide, Inc.
1,250,000	6.375%, 08/15/2020 (b)(d)	1,292,187
	Activision Blizzard, Inc.
500,000	5.625%, 09/15/2021 (b)(d)	525,000
	Audatex North America, Inc.
1,500,000	6.000%, 06/15/2021 (b)(d)	1,516,875
2,000,000	6.125%, 11/01/2023 (b)(d)	2,020,000
	Outfront Media Capital LLC / Outfront Media Capital Corp
200,000	5.250%, 02/15/2022	205,250
	SS&C Technologies Holdings, Inc.
1,000,000	5.875%, 07/15/2023 (b)(d)	1,035,000
		6,594,312
	Total Information Technology (Cost $24,695,276)	24,713,839

	Materials - 1.48%
	Chemicals - 0.18%
	A Schulman, Inc.
500,000	6.875%, 06/01/2023 (d)	481,250
	Construction Materials - 0.77%
	Headwaters, Inc.
2,000,000	7.250%, 01/15/2019	2,055,000
	Metals & Mining - 0.53%
	Allegheny Technologies, Inc.
1,000,000	5.950%, 01/15/2021	605,000
	Steel Dynamics, Inc.
250,000	6.125%, 08/15/2019	253,125
100,000	5.125%, 10/01/2021	93,000
500,000	5.250%, 04/15/2023	458,750
		1,409,875
	Total Materials (Cost $4,272,910)	3,946,125

	Telecommunication Services - 1.13%
	Broadcast Media - 0.37%
	Nexstar Broadcasting, Inc.
1,000,000	6.125%, 02/15/2022 (b)(d)	982,500
	Diversified Telecommunication Services - 0.76%
	Consolidated Communications Inc
2,400,000	6.500%, 10/01/2022	2,028,000
	Total Telecommunication Services (Cost $3,339,672)	3,010,500

	TOTAL CORPORATE BONDS (Cost $161,132,830)	157,620,304

	BANK LOANS - 3.26%
	Diversified Telecommunication Services - 0.17%
449,182	Consolidated Communications Finance Co. - Term Loan B (b)	446,939
	Health Care Equipment & Supplies - 0.36%
982,500	Mallinckrodt International Finance S.A. - Term Load B (b)(c)	956,095
	Oil, Gas & Consumable Fuels - 0.54%
1,500,000	Callon Petroleum Co. (2nd Lien) (a)	1,432,500
	Pharmaceuticals - 2.19%
4,977,349	Akorn Inc. - Term Loan B (a)	4,877,802
1,000,000	Valeant Pharmaceuticals International, Inc. (b)	966,965
		5,844,767

	TOTAL BANK LOANS (Cost $8,734,261)	8,680,301

		SHORT TERM INVESTMENTS - 17.36%
		Investment Company - 17.36%

25,022,152		Fidelity Institutional Money Market Fund - Government Portfolio - 0.01%, 0.119% (e)	25,022,151
21,187,992		The STIT-Treasury Portfolio - 0.01%, 0.131%	21,187,992
		Total Investment Company	46,210,143

		TOTAL SHORT TERM INVESTMENTS (Cost $46,210,143)	46,210,143

		Total Investments (Cost $255,963,372) - 98.89%	263,170,382
		Other Assets in Excess of Liabilities - 1.11%	2,960,427
		TOTAL NET ASSETS - 100.00%	$266,130,809

	(a)	Illiquid Security. The total value of these securities amounted to $33,085,927 (12.43% of net assets) at December 31, 2015.
	(b)	Restricted security deemed liquid. The total value of restricted securities is $53,909,561 (20.26% of net assets) at December 31, 2015.
	(c)	Foreign Issued Securities. The total value of these securities amounted to $24,152,050 (9.10%% of net assets) at December 31, 2015.
	(d)	144A Securities. The total value of these securities is $48,264,312 (18.27% of net assets) at December 31, 2015.
	(e)	7-day yield.
	*	See accompanying Notes regarding valuation of securities.

The cost basis of investments for federal income tax purposes at December 31, 2015 was as follows*:

		Cost of investments	$255,963,372
		Gross unrealized appreciation	14,930,838
		Gross unrealized depreciation	(7,723,828)
		Net unrealized appreciation	$7,207,010

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Buffalo International Fund
Schedule of Investments
December 31, 2015 (Unaudited)

Shares or Face Amount		Fair Value
	COMMON STOCKS - 89.87%
	Belgium - 1.38%
	Beverages - 1.38%
28,000	Anheuser-Busch InBev N.V.	$3,481,096
	Total Belgium (Cost $2,878,358)	3,481,096

	Brazil - 0.67%
	Beverages - 0.67%
380,000	Ambev SA - ADR	1,694,800
	Total Brazil (Cost $2,210,749)	1,694,800

	Canada - 1.30%
	Road & Rail - 1.30%
42,000	Canadian National Railway Co.	2,346,960
7,300	Canadian Pacific Railway Ltd.	931,480
		3,278,440
	Total Canada (Cost $3,582,005)	3,278,440

	Chile - 0.79%
	Beverages - 0.79%
92,507	Cia Cervecerias Unidas SA - ADR	2,003,702
	Total Chile (Cost $2,062,489)	2,003,702

	China - 0.18%
	Pharmaceuticals - 0.18%
2,250,000	Sihuan Pharmaceutical Holdings Group Ltd. (c)(d)	452,900
	Total China (Cost $653,522)	452,900

	Finland - 0.23%
	Leisure Products - 0.23%
20,000	Amer Sports Corp.	586,196
	Total Finland (Cost $590,567)	586,196

	France - 13.69%
	Air Freight & Logistics - 1.27%
686,400	Bollore SA	3,205,343

	Beverages - 1.20%
26,500	Pernod Ricard SA	3,029,657

	Chemicals - 1.44%
32,320	Air Liquide SA	3,640,597

	Electrical Equipment - 0.77%
34,000	Schneider Electric SE	1,942,076

	Food Products - 1.43%
29,503	Naturex (a)(d)	2,289,266
18,280	Vilmorin & Cie S.A. (d)	1,315,122
		3,604,388
	Hotels, Restaurants & Leisure - 1.34%
78,000	Accor SA	3,391,102

	Internet Software & Services - 0.97%
62,000	Criteo SA - ADR (a)	2,455,200

	Media - 1.51%

57,000	Publicis Groupe SA	3,802,189

	Software - 1.43%
45,000	Dassault Systemes	3,607,649

	Textiles, Apparel & Luxury Goods - 2.33%
20,000	Kering	3,433,061
15,500	LVMH Moet Hennessy Louis Vuitton SA	2,440,799
		5,873,860
	Total France (Cost $36,031,908)	34,552,061

	Germany - 22.74%
	Chemicals - 3.18%
27,300	Linde A.G.	3,972,603
61,000	Symrise AG	4,065,694
		8,038,297
	Construction Materials - 1.35%
41,500	HeidelbergCement AG	3,410,489

	Electronic Equipment, Instruments & Components - 0.89%
143,711	Jenoptik AG	2,247,412

	Food Products - 0.32%
2,700	KWS Saat AG	812,785

	Health Care Equipment & Supplies - 0.71%
57,525	Carl Zeiss Meditec AG	1,784,821

	Health Care Providers & Services - 2.84%
100,000	Fresenius SE & Co. KGaA	7,169,328

	Household Products - 1.60%
41,900	Henkel AG & Co. KGaA	4,035,317

	Industrial Conglomerates - 1.15%
29,700	Siemens A.G.	2,901,025

	Insurance - 1.57%
19,700	Muenchener Rueckversicherungs-Gesellschaft AG.	3,951,047

	IT Services - 2.00%
100,000	Wirecard AG	5,053,414

	Machinery - 2.50%
69,900	KUKA AG	6,308,829

	Pharmaceuticals - 1.84%
9,000	Bayer AG - ADR	1,123,515
28,000	Bayer AG	3,523,697
		4,647,212
	Software - 2.05%
65,300	SAP SE - ADR	5,165,230

	Textiles, Apparel & Luxury Goods - 0.74%
19,200	Adidas AG	1,876,036
	Total Germany (Cost $46,817,999)	57,401,242

	Hong Kong - 3.67%
	Industrial Conglomerates - 2.42%
400,000	Beijing Enterprise Holdings Ltd.	2,423,210
44,184	Jardine Matheson Holding Ltd.	2,153,086
56,695	Jardine Strategic Holdings Ltd.	1,549,475
		6,125,771

	Pharmaceuticals - 0.38%
1,050,000	Sino Biopharmaceutical Ltd.	956,510

	Specialty Retail - 0.87%
1,130,750	L’Occitane International SA	2,188,534
	Total Hong Kong (Cost $9,533,331)	9,270,815

	India - 1.84%
	Banks - 1.20%
385,000	ICICI Bank Ltd. - ADR	3,014,550

	Pharmaceuticals - 0.64%
35,000	Dr. Reddy’s Laboratories Ltd. - ADR	1,620,150
	Total India (Cost $5,223,491)	4,634,700

	Ireland - 2.60%
	Pharmaceuticals - 2.60%
21,000	Allergan plc(a)	6,562,500
	Total Ireland (Cost $3,973,582)	6,562,500

	Israel - 1.26%
	Pharmaceuticals - 1.26%
48,600	Teva Pharmaceutical Industries Ltd. - ADR	3,190,104
	Total Israel (Cost $2,371,498)	3,190,104

	Italy - 1.27%
	Beverages - 1.27%
370,000	Davide Campari-Milano SpA	3,216,797
	Total Italy (Cost $2,856,564)	3,216,797

	Japan - 4.05%
	Beverages - 0.40%
32,000	Asahi Group Holdings Ltd.	1,011,423

	Electronic Equipment, Instruments & Components - 2.45%
25,000	Murata Manufacturing Co., Ltd.	3,654,478
75,000	Omron Corp.	2,536,503
		6,190,981
	Machinery - 0.97%
14,000	FANUC CORP.	2,455,344

	Wireless Telecommunication Services - 0.23%
11,200	SoftBank Group Corp.	572,044
	Total Japan (Cost $9,597,946)	10,229,792

	Netherlands - 3.99%
	IT Services - 1.82%
152,499	InterXion Holding NV(a)	4,597,845

	Personal Products - 1.11%
64,700	Unilever N.V. - NY Shares	2,802,804

	Semiconductors & Semiconductor Equipment - 1.06%
30,241	ASML Holding NV - NY Shares	2,684,493
	Total Netherlands (Cost $8,101,597)	10,085,142

	Norway - 1.52%
	Commercial Services & Supplies - 0.78%
182,000	Tomra Systems ASA	1,963,589

	Diversified Telecommunication Services - 0.74%
111,000	Telenor ASA	1,859,687
	Total Norway (Cost $3,849,608)	3,823,276

	Republic of Korea - 0.34%
	Semiconductors & Semiconductor Equipment - 0.34%
800	Samsung Electronic Co., Ltd.	859,665
	Total Republic of Korea (Cost $894,090)	859,665

	Singapore - 2.80%
	Semiconductors & Semiconductor Equipment - 2.80%
48,770	Avago Technologies Ltd.	7,078,966
	Total Singapore (Cost $1,750,829)	7,078,966

	Spain - 0.92%
	Specialty Retail - 0.92%
67,500	Inditex SA	2,324,652
	Total Spain (Cost $1,360,312)	2,324,652

	Sweden - 0.71%
	Communications Equipment - 0.71%
185,000	Telefonaktirbolaget LM Ericsson - ADR	1,777,850
	Total Sweden (Cost $2,089,538)	1,777,850

	Switzerland - 8.90%
	Capital Markets - 1.96%
141,900	GAM Holding AG	2,365,945
53,337	Julius Baer Group Ltd.	2,591,232
		4,957,177
	Chemicals - 1.08%
34,500	Syngenta AG - ADR	2,716,185

	Construction Materials - 1.12%
56,500	Holcim Ltd.	2,837,410

	Insurance - 1.75%
45,000	Swiss Re AG	4,409,694

	Pharmaceuticals - 1.35%
43,000	Roche Holding AG - ADR	1,482,210
7,000	Roche Holding AG	1,931,709
		3,413,919
	Specialty Retail - 1.64%
34,500	Dufry AG(a)	4,133,387
	Total Switzerland (Cost $22,516,447)	22,467,772

	Taiwan, Province of China - 1.45%
	Semiconductors & Semiconductor Equipment - 1.45%
161,281	Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	3,669,143
	Total Taiwan, Province of China (Cost $2,178,768)	3,669,143

	United Kingdom - 13.57%
	Beverages - 2.88%
40,300	Diageo PLC - ADR	4,395,521
48,000	SABMiller PLC.	2,879,660
		7,275,181
	Capital Markets - 2.02%
491,250	Aberdeen Asset Management PLC	2,095,849
36,500	Schroders PLC	1,601,345
42,164	Schroders PLC - Non Voting	1,407,891
		5,105,085
	Health Care Equipment & Supplies - 1.28%
91,000	Smith & Nephew PLC. - ADR	3,239,600

	Hotels, Restaurants & Leisure - 2.84%
93,692	InterContinental Hotels Group PLC	3,671,271

105,085	Millennium & Copthorne Hotels PLC	717,886
43,000	Whitbread PLC	2,789,837
		7,178,994
	Insurance - 1.17%
32,000	Aon PLC	2,950,720

	Internet Software & Services - 0.46%
120,000	Mimecast Ltd(a)	1,152,000

	Media - 2.09%
122,600	Liberty Global PLC - Series C(a)	4,998,402
6,130	Liberty Global plc LiLAC - Series C(a)	263,590
		5,261,992
	Textiles, Apparel & Luxury Goods - 0.83%
119,000	Burberry Group PLC	2,096,399
	Total United Kingdom (Cost $33,186,956)	34,259,971

	TOTAL COMMON STOCKS (Cost $204,312,154)	226,901,582

	EXCHANGE TRADED FUNDS - 0.42%
20,000	WisdomTree Europe Hedged Equity Fund	1,076,200
	TOTAL EXCHANGE TRADED FUNDS (Cost $1,111,801)	1,076,200

	SHORT TERM INVESTMENT - 8.53%
	Investment Company - 8.53%
21,528,169	Fidelity Institutional Money Market Fund - Government Portfolio - 0.01% (b)	21,528,169
	Total Investment Company	21,528,169

	TOTAL SHORT TERM INVESTMENT (Cost $21,528,169)	21,528,169

	Total Investments (Cost $226,952,124) - 98.82%	249,505,951
	Other Assets in Excess of Liabilities - 1.18%	2,969,445
	TOTAL NET ASSETS - 100.00%	$252,475,396

ADR	American Depository Receipt
PLC	Public Limited Company
(a)	Non Income Producing
(b)	7-day yield
(c)	Fair Valued Security. The total value of the security amounted to $452,900 (0.18% of net assets) at December 31, 2015.
(d)	Security deemed illiquid. Total value of illiquid security amounted to $540,830 (0.21% of net assets) at December 31, 2015.
*	See accompanying Notes regarding valuation of securities.

The cost basis of investments for federal income tax purposes at December 31, 2015 was as follows*:

	Cost of investments	$226,952,124
	Gross unrealized appreciation	48,816,033
	Gross unrealized depreciation	(26,262,206)
	Net unrealized appreciation	$22,553,827

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

As of December 31, 2015, the industry diversification was as follows:
	Fair Value	Percentage
Common Stocks
Air Freight & Logistics	$3,205,343	1.27%
Banks	3,014,550	1.20%
Beverages	21,712,657	8.59%
Capital Markets	10,062,262	3.98%
Chemicals	14,395,079	5.70%
Commercial Services & Supplies	1,963,589	0.78%
Communications Equipment	1,777,850	0.71%
Construction Materials	6,247,900	2.47%
Diversified Telecommunication Services	1,859,687	0.74%
Electrical Equipment	1,942,076	0.77%
Electronic Equipment, Instruments & Components	8,438,393	3.34%
Food Products	4,417,173	1.75%
Health Care Equipment & Supplies	5,024,421	1.99%
Health Care Providers & Services	7,169,328	2.84%
Hotels, Restaurants & Leisure	10,570,096	4.18%
Household Products	4,035,317	1.60%
Industrial Conglomerates	9,026,796	3.57%
Insurance	11,311,461	4.49%
Internet Software & Services	3,607,200	1.43%
IT Services	9,651,259	3.82%
Leisure Products	586,196	0.23%
Machinery	8,764,172	3.47%
Media	9,064,181	3.60%
Personal Products	2,802,804	1.11%
Pharmaceuticals	20,843,295	8.25%
Road & Rail	3,278,440	1.30%
Semiconductors & Semiconductor Equipment	14,292,267	5.65%
Software	8,772,879	3.48%
Specialty Retail	8,646,573	3.43%
Textiles, Apparel & Luxury Goods	9,846,294	3.90%
Wireless Telecommunication Services	572,044	0.23%
Total Common Stocks	226,901,582	89.87%

Exchange Traded Funds
Investment Company	1,076,200	0.42%
Total Exchange Traded Funds	1,076,200	0.42%

Short Term Investments
Investment Company	21,528,169	8.53%
Total Short Term Investments	21,528,169	8.53%

Total Investments	249,505,951	98.82%
Other Assets in Excess of Liabilities	2,969,445	1.18%
TOTAL NET ASSETS	$252,475,396	100.00%

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Buffalo Large Cap Fund
Schedule of Investments
December 31, 2015 (Unaudited)

Shares or Face Amount		Fair Value
	COMMON STOCKS - 93.89%
	Consumer Discretionary - 21.93%
	Auto Components - 1.42%
17,300	BorgWarner, Inc.	$747,879

	Hotels, Restaurants & Leisure - 3.67%
1,525	Chipotle Mexican Grill, Inc. (a)	731,771
17,955	Marriott International, Inc. - Class A	1,203,703
		1,935,474
	Internet & Catalog Retail - 6.82%
3,625	Amazon.com, Inc. (a)	2,450,101
900	The Priceline Group Inc. (a)	1,147,455
		3,597,556
	Media - 2.29%
6,600	Charter Communications, Inc. - Class A (a)	1,208,460

	Specialty Retail - 4.55%
12,030	Restoration Hardware Holdings Inc. (a)	955,784
20,400	TJX Companies, Inc.	1,446,564
		2,402,348
	Textiles, Apparel & Luxury Goods - 3.18%
22,350	lululemon athletica, Inc. (a)	1,172,705
8,100	NIKE, Inc. - Class B	506,250
		1,678,955
	Total Consumer Discretionary (Cost $9,219,027)	11,570,672

	Consumer Staples - 7.46%
	Food & Staples Retailing - 7.46%
6,200	Costco Wholesale Corp.	1,001,300
15,300	CVS Health Corp.	1,495,881
42,900	Whole Foods Market, Inc.	1,437,150
	Total Consumer Staples (Cost $3,431,740)	3,934,331

	Energy - 3.94%
	Energy Equipment & Services - 3.94%
17,900	National Oilwell Varco Inc.	599,471
21,179	Schlumberger Ltd. (b)	1,477,235
	Total Energy (Cost $2,029,876)	2,076,706

	Financials - 11.08%
	Capital Markets - 2.00%
14,800	T. Rowe Price Group Inc.	1,058,052

	Consumer Finance - 1.99%
15,075	American Express Co.	1,048,466

	Diversified Financial Services - 7.09%
10,700	CME Group Inc.	969,420
4,575	Intercontinental Exchange, Inc.	1,172,390

16,200	McGraw Hill Financial, Inc.	1,596,996
		3,738,806
	Total Financials (Cost $4,878,435)	5,845,324

	Health Care - 17.15%
	Biotechnology - 3.43%
3,150	Biogen Idec Inc. (a)	965,003
23,100	Cepheid, Inc. (a)	843,843
		1,808,846
	Health Care Equipment & Supplies - 1.53%
10,200	Edwards Lifesciences Corp. (a)	805,596

	Health Care Technology - 5.35%
6,550	athenahealth Inc. (a)	1,054,353
29,400	Cerner Corp. (a)	1,768,998
		2,823,351
	Pharmaceuticals - 6.84%
28,600	Akorn, Inc. (a)	1,067,066
46,300	Roche Holding AG - ADR (b)	1,595,961
25,300	The Medicines Co. (a)	944,702
		3,607,729
	Total Health Care (Cost $8,079,206)	9,045,522

	Industrials - 8.79%
	Aerospace & Defense - 1.49%
5,450	The Boeing Co.	788,015

	Air Freight & Logistics - 2.74%
15,000	United Parcel Service, Inc. - Class B	1,443,450

	Commercial Services & Supplies - 2.13%
9,300	Stericycle, Inc. (a)	1,121,580

	Road & Rail - 2.43%
16,400	Union Pacific Corp.	1,282,480
	Total Industrials (Cost $4,187,962)	4,635,525

	Information Technology - 18.12%
	Communications Equipment - 2.61%
27,505	QUALCOMM, Inc.	1,374,837

	Internet Software & Services - 7.44%
2,245	Alphabet, Inc. - Class A (a)	1,746,633
1,148	Alphabet, Inc. - Class C (a)	871,194
12,500	Facebook Inc. - Class A (a)	1,308,250
		3,926,077
	IT Services - 1.88%
12,800	Visa Inc. - Class A	992,640

	Semiconductors & Semiconductor Equipment - 1.29%
47,900	Micron Technology, Inc. (a)	678,264

	Software - 2.23%
32,240	Oracle Corp.	1,177,727

	Technology Hardware, Storage & Peripherals - 2.67%

13,395	Apple Inc.	1,409,958
	Total Information Technology (Cost $6,544,109)	9,559,503

	Materials - 5.42%
	Chemicals - 5.42%
6,000	Monsanto Co.	591,120
12,600	Praxair, Inc.	1,290,240
19,000	The Dow Chemical Co.	978,120
	Total Materials (Cost $2,734,781)	2,859,480

	TOTAL COMMON STOCKS (Cost $41,105,136)	49,527,063

	REITS - 2.30%
	Financials - 2.30%
	Real Estate Investment Trusts (REITs) - 2.30%
4,011	Equinix Inc.	1,212,927
	Total Financials (Cost $739,199)	1,212,927

	TOTAL REITS (Cost $739,199)	1,212,927

	SHORT TERM INVESTMENT - 3.73%
	Investment Company - 3.73%
1,965,405	Fidelity Institutional Money Market Fund - Government Portfolio - 0.01% (c)	1,965,405
	Total Investment Company	1,965,405

	TOTAL SHORT TERM INVESTMENT (Cost $1,965,405)	1,965,405

	Total Investments (Cost $43,809,740) - 99.92%	52,705,395
	Other Assets in Excess of Liabilities - 0.08%	39,811
	TOTAL NET ASSETS - 100.00%	$52,745,206

ADR	American Depository Receipt
(a)	Non Income Producing
(b)	Foreign Issued Securities. The total value of these securities amounted to $3,073,196 (5.82% of net assets) at December 31, 2015.
(c)	7-day yield
*	See accompanying Notes regarding valuation of securities.

The cost basis of investments for federal income tax purposes at December 31, 2015 was as follows*:

	Cost of investments	$43,809,740
	Gross unrealized appreciation	10,163,716
	Gross unrealized depreciation	(1,268,061)
	Net unrealized appreciation	$8,895,655

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Buffalo Emerging Opportunities Fund
Schedule of Investments
December 31, 2015 (Unaudited)

Shares or Face Amount		Fair Value
	COMMON STOCKS - 94.71%
	Consumer Discretionary - 23.02%
	Auto Components - 2.21%
88,100	Motorcar Parts of America, Inc. (a)	$2,978,661

	Hotels, Restaurants & Leisure - 6.92%
101,800	Fiesta Restaurant Group, Inc. (a)	3,420,480
157,700	Fogo De Chao, Inc. (a)	2,390,732
132,400	Kona Grill, Inc. (a)	2,099,864
62,700	Potbelly Corp. (a)	734,217
24,000	Zoe’s Kitchen Inc (a)	671,520
		9,316,813
	Household Durables - 2.28%
86,700	iRobot Corp. (a)	3,069,180

	Internet & Catalog Retail - 1.67%
154,100	Duluth Holdings Inc. (a)	2,248,319

	Leisure Products - 1.95%
55,000	Malibu Boats, Inc. - Class A (a)	900,350
125,700	MCBC Holdings, Inc. (a)	1,722,090
		2,622,440
	Media - 3.28%
203,000	MDC Partners Inc. - Class A (b)	4,409,160

	Specialty Retail - 2.39%
132,535	The Container Store Group, Inc. (a)	1,086,787
129,801	The Tile Shop Holdings, Inc. (a)	2,128,736
		3,215,523
	Textiles, Apparel & Luxury Goods - 2.32%
49,000	Oxford Industries, Inc.	3,127,180
	Total Consumer Discretionary (Cost $31,376,251)	30,987,276

	Consumer Staples - 4.87%
	Beverages - 0.88%
26,000	National Beverage Corp. (a)	1,181,440

	Food & Staples Retailing - 1.60%
129,741	The Chefs’ Warehouse Inc. (a)	2,164,080

	Food Products - 2.39%
279,250	Amplify Snack Brands, Inc. (a)	3,216,960
	Total Consumer Staples (Cost $7,098,159)	6,562,480

	Energy - 0.78%
	Energy Equipment & Services - 0.78%
47,381	Natural Gas Services Group Inc. (a)	1,056,596
	Total Energy (Cost $1,467,198)	1,056,596

	Financials - 3.73%
	Capital Markets - 2.95%
118,000	Financial Engines Inc.	3,973,060

	Diversified Financial Services - 0.78%
102,200	On Deck Capital, Inc. (a)	1,052,660
	Total Financials (Cost $4,895,302)	5,025,720

	Health Care - 16.40%
	Health Care Equipment & Supplies - 9.52%
366,292	Accuray Inc. (a)	2,472,471
91,100	ConforMIS Inc. (a)	1,575,119
169,900	EndoChoice Holdings, Inc. (a)	1,418,665
17,100	ICU Medical, Inc. (a)	1,928,538
64,900	Inogen Inc. (a)	2,601,841
21,475	Neogen Corp. (a)	1,213,767
107,000	The Spectranetics Corp. (a)	1,611,420
		12,821,821
	Health Care Technology - 4.25%
250,000	Castlight Health, Inc. - Class B (a)	1,067,500
149,503	Omnicell, Inc. (a)	4,646,553
		5,714,053
	Pharmaceuticals - 2.63%
296,400	Aratana Therapeutics, Inc. (a)	1,653,912
83,700	Intersect ENT, Inc. (a)	1,883,250
		3,537,162
	Total Health Care (Cost $18,170,522)	22,073,036

	Industrials - 10.89%
	Building Products - 2.01%
62,100	Apogee Enterprises, Inc.	2,701,971

	Commercial Services & Supplies - 0.91%
160,000	CECO Environmental Corp.	1,228,800

	Construction & Engineering - 1.85%
120,900	MYR Group Inc. (a)	2,491,749

	Electrical Equipment - 0.95%
70,063	Power Solutions International, Inc. (a)	1,278,650

	Machinery - 2.54%
53,600	Proto Labs, Inc. (a)	3,413,784

	Professional Services - 2.63%
17,000	Exponent, Inc.	849,150
59,400	WageWorks, Inc. (a)	2,694,978
		3,544,128
	Total Industrials (Cost $11,562,120)	14,659,082

	Information Technology - 30.18%
	Communications Equipment - 3.28%
114,600	CalAmp Corp. (a)	2,283,978
199,400	Ruckus Wireless Inc. (a)	2,135,574
		4,419,552
	Electronic Equipment, Instruments & Components - 2.14%

97,514	FARO Technologies, Inc. (a)	2,878,613

	Internet Software & Services - 16.23%
96,175	Alarm.com Holdings, Inc (a)	1,604,199
310,400	Amber Road Inc. (a)	1,579,936
66,511	Appfolio, Inc. - Class A (a)	971,061
36,900	Benefitfocus, Inc. (a)	1,342,791
48,100	Cornerstone OnDemand, Inc. (a)	1,660,893
80,205	Envestnet, Inc. (a)	2,394,119
40,100	Instructure, Inc. (a)	834,882
391,100	Internap Network Services Corp. (a)	2,503,040
37,900	LogMeIn, Inc. (a)	2,543,090
238,650	Mimecast Ltd (a)(b)	2,291,040
69,615	MINDBODY, Inc. - Class A (a)	1,053,275
47,000	NIC, Inc.	924,960
30,450	SPS Commerce Inc. (a)	2,137,895
		21,841,181
	Semiconductors & Semiconductor Equipment - 1.75%
217,668	PDF Solutions, Inc. (a)	2,359,521

	Software - 6.78%
166,486	Exa Corp. (a)(c)	1,932,903
222,500	Materialise NV - ADR (a)(b)(c)	1,570,850
68,633	PROS Holdings, Inc. (a)	1,581,304
172,300	The Rubicon Project, Inc. (a)	2,834,335
238,700	Zix Corp. (a)	1,212,596
		9,131,988
	Total Information Technology (Cost $36,049,289)	40,630,855

	Materials - 1.71%
	Chemicals - 1.71%
363,300	AgroFresh Solutions, Inc. (a)	2,299,689
	Total Materials (Cost $3,717,589)	2,299,689

	Telecommunication Services - 3.13%
	Diversified Telecommunication Services - 3.13%
246,799	8x8, Inc. (a)	2,825,849
145,000	inContact Inc. (a)	1,383,300
	Total Telecommunication Services (Cost $2,783,812)	4,209,149

	TOTAL COMMON STOCKS (Cost $117,120,242)	127,503,883

	SHORT TERM INVESTMENT - 3.19%
	Investment Company - 3.19%

4,291,830	Fidelity Institutional Money Market Fund - Government Portfolio - 0.01% (d)	4,291,830
	Total Investment Company	4,291,830

	TOTAL SHORT TERM INVESTMENT (Cost $4,291,830)	4,291,830

	Total Investments (Cost $121,412,072) - 97.90%	131,795,713
	Other Assets in Excess of Liabilities - 2.10%	2,830,765
	TOTAL NET ASSETS - 100.00%	$134,626,478

ADR	American Depository Receipt
(a)	Non Income Producing
(b)	Foreign Issued Securities. The total value of these securities amounted to $8,271,050 (6.14% of net assets) at December 31, 2015.
(c)	A portion of these securities is deemed illiquid. The total value of the illiquid portions of these scurities amounted to $1,302,443 (0.97% of net assets) at December 31, 2015.
(d)	7-day yield
*	See accompanying Notes regarding valuation of securities.

The cost basis of investments for federal income tax purposes at December 31, 2015 was as follows*:

	Cost of investments	$121,412,072
	Gross unrealized appreciation	26,267,172
	Gross unrealized depreciation	(15,883,531)
	Net unrealized appreciation	$10,383,641

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Buffalo Mid Cap Fund
Schedule of Investments
December 31, 2015 (Unaudited)

Shares or Face Amount		Fair Value
	COMMON STOCKS - 91.90%
	Consumer Discretionary - 22.14%
	Auto Components - 1.83%
203,275	BorgWarner, Inc.	$8,787,578

	Distributors - 1.62%
261,505	LKQ Corp. (a)	7,748,393

	Hotels, Restaurants & Leisure - 1.74%
196,380	Dunkin’ Brands Group Inc.	8,363,824

	Household Durables - 1.49%
75,950	Harman International Industries, Inc.	7,155,250

	Internet & Catalog Retail - 2.32%
89,527	Expedia, Inc.	11,128,206

	Leisure Products - 1.43%
79,840	Polaris Industries Inc.	6,862,248

	Media - 3.52%
88,900	AMC Networks, Inc. - Class A (a)	6,639,052
315,415	Lions Gate Entertainment Corp. (b)	10,216,292
		16,855,344
	Specialty Retail - 5.45%
86,325	Restoration Hardware Holdings Inc. (a)	6,858,521
122,280	Tractor Supply Co.	10,454,940
150,565	Williams-Sonoma, Inc.	8,794,502
		26,107,963
	Textiles, Apparel & Luxury Goods - 2.74%
51,595	Ralph Lauren Corp.	5,751,811
91,540	Under Armour, Inc. - Class A (a)	7,379,039
		13,130,850
	Total Consumer Discretionary (Cost $82,481,862)	106,139,656

	Consumer Staples - 7.64%
	Beverages - 2.31%
25,990	Constellation Brands, Inc. - Class A	3,702,016
36,505	The Boston Beer Co, Inc. - Class A (a)	7,370,724
		11,072,740
	Food Products - 4.74%
29,795	Ingredion, Inc.	2,855,553
40,620	Kellogg Co.	2,935,607
117,960	The Hain Celestial Group, Inc. (a)	4,764,404
313,305	WhiteWave Foods Co. (a)	12,190,698
		22,746,262
	Household Products - 0.59%
22,145	The Clorox Co.	2,808,651
	Total Consumer Staples (Cost $31,282,810)	36,627,653

	Financials - 15.57%
	Capital Markets - 5.96%
48,700	Affiliated Managers Group, Inc. (a)	7,780,312
212,635	Financial Engines Inc.	7,159,420
104,850	Northern Trust Corp.	7,558,637
387,810	WisdomTree Investments, Inc.	6,080,861
		28,579,230
	Diversified Financial Services - 9.61%
127,640	CME Group Inc.	11,564,184
93,780	MarketAxess Holdings, Inc.	10,464,910
114,270	Moody’s Corp.	11,465,852
174,290	MSCI, Inc.	12,571,537
		46,066,483
	Total Financials (Cost $44,185,540)	74,645,713

	Health Care - 12.05%
	Biotechnology - 0.52%
68,135	Cepheid, Inc. (a)	2,488,971

	Health Care Equipment & Supplies - 3.54%
114,880	Align Technology, Inc. (a)	7,564,848
116,645	Varian Medical Systems, Inc. (a)	9,424,916
		16,989,764
	Health Care Technology - 1.84%
146,510	Cerner Corp. (a)	8,815,507

	Life Sciences Tools & Services - 2.99%
87,225	Bio-Techne Corp.	7,850,250
33,660	Illumina, Inc. (a)	6,460,869
		14,311,119
	Pharmaceuticals - 3.16%
110,530	Akorn, Inc. (a)	4,123,874
33,155	Perrigo Co. PLC (b)	4,797,529
167,035	The Medicines Co. (a)	6,237,087
		15,158,490
	Total Health Care (Cost $48,900,361)	57,763,851

	Industrials - 16.09%
	Building Products - 1.06%
134,355	Trex Co., Inc. (a)	5,110,864

	Construction & Engineering - 1.05%
248,815	Quanta Services, Inc. (a)	5,038,504

	Electrical Equipment - 2.01%
41,157	Acuity Brands, Inc.	9,622,506

	Machinery - 2.22%
200,625	Chart Industries, Inc. (a)	3,603,225
110,385	Proto Labs, Inc. (a)	7,030,421
		10,633,646
	Professional Services - 6.06%
179,955	Nielsen Holdings PLC (b)	8,385,903
183,650	The Advisory Board Co. (a)	9,110,876
150,110	Verisk Analytics, Inc (a)	11,540,457

		29,037,236
	Road & Rail - 2.66%
79,880	Genesee & Wyoming Inc. - Class A (a)	4,288,757
113,535	Kansas City Southern	8,477,659
		12,766,416
	Trading Companies & Distributors - 1.03%
121,235	Fastenal Co.	4,948,813
	Total Industrials (Cost $67,818,802)	77,157,985

	Information Technology - 16.90%
	Communications Equipment - 1.60%
79,205	F5 Networks, Inc. (a)	7,679,717

	Electronic Equipment, Instruments & Components - 1.55%
259,450	National Instruments Corp.	7,443,621

	Internet Software & Services - 1.60%
145,505	Akamai Technologies, Inc. (a)	7,657,928

	Software - 12.15%
75,840	ANSYS, Inc. (a)	7,015,200
209,865	Aspen Technology, Inc. (a)	7,924,502
201,995	CommVault Systems, Inc. (a)	7,948,503
177,445	Fortinet Inc. (a)	5,530,961
334,130	RealPage, Inc. (a)	7,501,218
94,400	Red Hat, Inc. (a)	7,817,264
264,290	Solera Holdings Inc.	14,491,021
		58,228,669
	Total Information Technology (Cost $64,111,390)	81,009,935

	Materials - 1.51%
	Chemicals - 1.51%
184,995	FMC Corp.	7,238,854
	Total Materials (Cost $5,815,887)	7,238,854

	TOTAL COMMON STOCKS (Cost $344,596,652)	440,583,647

	REITS - 2.16%
	Financials - 2.16%
	Real Estate Investment Trusts (REITs) - 2.16%
34,224	Equinix Inc.	10,349,337
	Total Financials (Cost $5,721,080)	10,349,337

	TOTAL REITS (Cost $5,721,080)	10,349,337

	SHORT TERM INVESTMENT - 6.56%
	Investment Company - 6.56%
31,443,919	Fidelity Institutional Money Market Fund - Government Portfolio - 0.01% (c)	31,443,919
	Total Investment Company	31,443,919

	TOTAL SHORT TERM INVESTMENT (Cost $31,443,919)	31,443,919

	Total Investments (Cost $381,761,651) - 100.62%	482,376,903
	Liabilities in Excess of Other Assets - (0.62)%	(2,969,958)
	TOTAL NET ASSETS - 100.00%	$479,406,945

PLC	Public Limited Company
(a)	Non Income Producing
(b)	Foreign Issued Securities. The total value of these securities amounted to $23,399,723 (4.87% of net assets) at December 31, 2015.
(c)	7-day yield
*	See accompanying Notes regarding valuation of securities.

The cost basis of investments for federal income tax purposes at December 31, 2015 was as follows*:

Cost of investments	$381,761,651
Gross unrealized appreciation	115,240,671
Gross unrealized depreciation	(14,625,419)
Net unrealized appreciation	$100,615,252

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Buffalo Small Cap Fund
Schedule of Investments
December 31, 2015 (Unaudited)

Shares or Face Amount		Fair Value
	COMMON STOCKS - 98.92%
	Consumer Discretionary - 16.57%
	Auto Components - 3.79%
402,185	Dorman Products, Inc. (a)	$19,091,722
671,348	Gentex Corp.	10,748,281
298,570	Gentherm Inc. (a)	14,152,218
		43,992,221
	Hotels, Restaurants & Leisure - 5.31%
466,825	Dave & Buster’s Entertainment, Inc. (a)	19,485,276
550,470	Fiesta Restaurant Group, Inc. (a)	18,495,792
735,500	Sonic Corp.	23,764,005
		61,745,073
	Internet Software & Services - 0.62%
541,600	Pandora Media Inc. (a)	7,262,856

	Specialty Retail - 3.83%
495,830	Five Below, Inc. (a)	15,916,143
142,390	Mattress Firm Holding Corp. (a)	6,354,866
279,410	Restoration Hardware Holdings Inc. (a)	22,199,124
		44,470,133
	Textiles, Apparel & Luxury Goods - 3.02%
263,685	Deckers Outdoor Corp. (a)	12,445,932
354,477	Oxford Industries, Inc.	22,622,722
		35,068,654
	Total Consumer Discretionary (Cost $163,519,058)	192,538,937

	Consumer Staples - 2.32%
	Beverages - 1.27%
73,284	The Boston Beer Co, Inc. - Class A (a)	14,796,773

	Food & Staples Retailing - 1.05%
309,195	United Natural Foods, Inc. (a)	12,169,915
	Total Consumer Staples (Cost $33,261,019)	26,966,688

	Energy - 0.62%
	Energy Equipment & Services - 0.62%
347,420	RigNet Inc. (a)	7,188,120
	Total Energy (Cost $11,504,091)	7,188,120

	Financials - 12.07%
	Capital Markets - 6.43%
1,026,600	Financial Engines Inc.	34,565,622
535,790	Stifel Financial Corp. (a)	22,696,064
1,115,510	WisdomTree Investments, Inc.	17,491,197
		74,752,883
	Diversified Financial Services - 2.35%
244,601	MarketAxess Holdings, Inc.	27,295,026

	Real Estate Management & Development - 3.29%

452,975	Colliers International Group, Inc. (b)(c)	20,180,036
445,015	FirstService Corp. (b)(c)	17,991,957
		38,171,993
	Total Financials (Cost $49,585,832)	140,219,902

	Health Care - 20.07%
	Biotechnology - 0.41%
129,775	Cepheid, Inc. (a)	4,740,681

	Health Care Equipment & Supplies - 4.25%
1,172,255	Accuray Inc. (a)	7,912,721
300,449	Align Technology, Inc. (a)	19,784,567
321,313	Nevro Corp. (a)	21,691,841
		49,389,129
	Health Care Providers & Services - 1.32%
576,005	ExamWorks Group, Inc. (a)	15,321,733

	Health Care Technology - 3.83%
100,985	athenahealth Inc. (a)	16,255,555
574,700	Medidata Solutions, Inc. (a)	28,326,963
		44,582,518
	Life Sciences Tools & Services - 3.56%
200,845	Bio-Techne Corp.	18,076,050
299,312	ICON PLC. (a)(b)	23,256,542
		41,332,592
	Pharmaceuticals - 6.70%
530,530	Akorn, Inc. (a)	19,794,074
570,745	Impax Laboratories, Inc. (a)	24,405,056
1,170,465	Supernus Pharmaceuticals Inc. (a)	15,731,050
481,215	The Medicines Co. (a)	17,968,568
		77,898,748
	Total Health Care (Cost $157,010,960)	233,265,401

	Industrials - 10.97%
	Aerospace & Defense - 1.74%
434,565	Hexcel Corp.	20,185,544

	Building Products - 1.73%
527,230	Trex Co., Inc. (a)	20,055,829

	Electrical Equipment - 1.19%
465,230	Generac Holdings, Inc. (a)	13,849,897

	Machinery - 1.73%
315,475	Proto Labs, Inc. (a)	20,092,603

	Professional Services - 3.65%
390,550	CEB, Inc.	23,975,865
407,685	WageWorks, Inc. (a)	18,496,668
		42,472,533
	Road & Rail - 0.93%
201,900	Genesee & Wyoming Inc. - Class A (a)	10,840,011
	Total Industrials (Cost $90,469,651)	127,496,417

	Information Technology - 33.78%
	Communications Equipment - 1.96%

1,257,140	Infinera Corp. (a)	22,779,377

	Electronic Equipment, Instruments & Components - 0.63%
216,685	Cognex Corp.	7,317,452

	Internet Software & Services - 17.04%
742,297	comScore Inc. (a)	30,545,522
562,355	Cornerstone OnDemand, Inc. (a)	19,418,118
121,605	CoStar Group, Inc. (a)	25,134,538
530,620	Envestnet, Inc. (a)	15,839,007
750,170	GoDaddy, Inc. - Class A (a)	24,050,450
907,818	Internap Network Services Corp. (a)	5,810,035
514,135	LogMeIn, Inc. (a)	34,498,459
604,630	Marketo, Inc. (a)	17,358,927
652,370	Mimecast Ltd (a)(b)	6,262,752
272,220	SPS Commerce Inc. (a)	19,112,566
		198,030,374
	IT Services - 2.36%
908,706	InterXion Holding NV (a)(b)	27,397,486

	Semiconductors & Semiconductor Equipment - 3.46%
242,875	Cavium, Inc. (a)	15,959,316
381,730	Monolithic Power Systems Inc	24,320,019
		40,279,335
	Software - 8.33%
923,088	ACI Worldwide, Inc. (a)	19,754,083
720,345	BroadSoft Inc. (a)	25,471,399
420,230	Paylocity Holding Corp. (a)	17,040,327
176,430	The Ultimate Software Group, Inc. (a)	34,493,829
		96,759,638
	Total Information Technology (Cost $278,054,069)	392,563,662

	Telecommunication Services - 2.52%
	Diversified Telecommunication Services - 2.52%
843,005	Cogent Communications Holdings Inc.	29,243,843
	Total Telecommunication Services (Cost $27,738,195)	29,243,843

	TOTAL COMMON STOCKS (Cost $811,142,875)	1,149,482,970

	SHORT TERM INVESTMENT - 1.00%
	Investment Company - 1.00%
11,579,352	Fidelity Institutional Money Market Fund - Government Portfolio - 0.01% (d)	11,579,352
	Total Investment Company	11,579,352

	TOTAL SHORT TERM INVESTMENT (Cost $11,579,352)	11,579,352

	Total Investments (Cost $822,722,227) - 99.92%	1,161,062,322
	Other Assets in Excess of Liabilities - 0.08%	945,040
	TOTAL NET ASSETS - 100.00%	$1,162,007,362

PLC	Public Limited Company
(a)	Non Income Producing

(b)	Foreign Issued Securities. The total value of these securities amounted to $97,624,287 (8.40% of net assets) at December 31, 2015.
(c)	A portion of these securities is deemed illiquid. The total value of the illiquid portion of these securities amounted to $2,137,892 (0.18% of net assets) at December 31, 2015.
(d)	7-day yield
*	See accompanying Notes regarding valuation of securities.

The cost basis of investments for federal income tax purposes at December 31, 2015 was as follows*:

Cost of investments	$822,722,227
Gross unrealized appreciation	388,793,637
Gross unrealized depreciation	(50,453,542)
Net unrealized appreciation	$338,340,095

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

TRANSACTIONS WITH AFFILIATES:*

Investments representing 5% or more of the outstanding voting securities of a portfolio company result in that company being considered an affiliated company, as defined in the 1940 Act. There were no affiliated companies held in any of the Buffalo Funds. A summary of affiliated transactions for the Buffalo Small Cap Fund which was an affiliate during the period ended December 31, 2015 is as follows:

Buffalo Small Cap Fund

		Oxford
	LogMeIn, Inc.	Industries, Inc.	Total

March 31, 2015
Balance
Shares	1,920,170	1,077,992	2,998,162
Cost	$55,307,479	$30,541,776	$85,849,255

Gross Additions
Shares	-	-	-
Cost	$-	$-	$-

Gross Deductions
Shares	1,406,035	723,515	2,129,550
Cost	$44,677,471	$25,570,833	$70,248,304

December 31, 2015
Balance
Shares	514,135	354,477	868,612
Cost	$10,630,008	$4,970,943	$15,600,951

Realized gain (loss)	$43,654,733	$31,797,119	$75,451,852

Investment income	$-	$432,797	$432,797

* As a result of the Fund’s beneficial ownership of common stock of these companies, regulators require that the Fund state that it may be deemed an affiliate of the respective issuer. The Fund disclaims that the “affiliated persons” are affiliates of the Distributors, Advisor, Funds or any other client of the Advisor.

Note: Schedule may not roll forward, as the schedule only reflects activity during the time the Fund was deemed an affiliate (held more than 5% of an issuer’s outstanding securities).

FASB ASC 815, Derivatives and Hedging (ASC 815) is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivative instruments are accounted for and their effects on the Funds’ financial position and results of operations. The Buffalo Flexible Income Fund is the only Fund that has maintained any positions in derivative instruments or engaged in hedging activities during the period ended December 31, 2015.

The number of option contracts written and the premiums received by the Buffalo Flexible Income Fund during the period ended December 31, 2015 were as follows:

Buffalo Flexible Income Fund
	CALL OPTIONS WRITTEN
	CONTRACTS	PREMIUMS
Outstanding, March 31, 2015	14,697	820,912
Options written	24,004	1,457,992
Options exercised	(4,556)	(390,304)
Options expired	(33,745)	(1,939,417)
Outstanding, December 31, 2015	400	(50,817)

The following is a summary of the location of derivative investments on the Buffalo Flexible Income Fund’s Statement of Assets and Liabilitiesas of December 31, 2015:
Derivative Investment Type	Value
Liability Derivatives
Buffalo Flexible Income Fund
Written Options - equity contracts	$60,000

The following is a summary of the effect of derivative investments on Realized Gain (loss) and Change in Unrealized Appreciation/Depreciation on Options in the Funds as of December 31, 2015:
Derivative Investment Type	Realized Gain (Loss) on Options
Liability Derivatives
Buffalo Flexible Income Fund
Written Options - equity contracts	$1,939,801

Change in Unrealized
Derivative Investment Type	Appreciation/Depreciation on Options
Liability Derivatives
Buffalo Flexible Income Fund
Written Options - equity contracts	$(152,046)

INVESTMENT VALUATION

Equity securities and debt securities traded on a national securities exchange or national market, except those traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”), are valued at the latest sales price thereof, or if no sale was reported on that date, the mean between the most recent quoted bid and ask price is used. All equity securities that are traded using NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sales price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent quoted bid and ask price.

When market quotations are not readily available, any security or other asset is valued at its fair value as determined in good faith under procedures approved by the Board of Trustees (the “Board”). If events occur that will affect the value of a Fund’s portfolio securities before the net asset value (“NAV”) has been calculated (a “significant event”), the security will generally be priced using a fair value procedure. The Board has adopted specific procedures for valuing portfolio securities and delegated the responsibility of fair value determinations to the Valuation Committee. Some of the factors that may be considered by the Valuation Committee in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restriction on the disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased or sold.

As of December 31, 2015, the Buffalo International Fund held one fair valued security with a market value of $452,900 or 0.18% of total net assets. In addition, with respect to the valuation of securities principally traded on foreign markets, the Buffalo International Fund uses a fair value pricing service approved by the Funds’ Board which employs quantitative models to adjust for “stale” prices caused by the movement of other markets and other factors occurring after the close of the foreign markets, but before the close of the New York Stock Exchange (“NYSE”).

Debt securities with remaining maturities of 60 days or less are normally valued at amortized cost, unless the Board determines that amortized cost does not represent fair value.

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Funds may invest in restricted securities that are consistent with the Funds’ investment objective and investment strategies. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Funds or in connection with another registered offering of the securities. Investments in restricted securities are valued utilizing the Funds’ corporate bond valuation policies.

Summary of Fair Value Exposure at December 31, 2015

In accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codifications (“ASC”) 820, Fair Value Measurements “ASC 820”, fair value is defined as the price that a Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:

Level 1 — Valuations based on quoted prices for investments in active markets that a Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3—Valuations based on significant unobservable inputs (including a Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the market place. The inputs will be considered by the Adviser, along with any other relevant factors in the calculation of an investment’s fair value. The Funds use prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Funds evaluate and determine whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above and in Note 9—Foreign Investment Risk, to the financial statements.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table provides the fair value measurement of applicable Fund assets and liabilities by level within the fair value hierarchy as of December 31, 2015. These assets are measured on a recurring basis.

Buffalo Discovery Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$860,773,830	-	-	$860,773,830
REITS	14,983,617	-	-	14,983,617
Short Term Investment	64,252,871	-	-	64,252,871
Total*	$940,010,318	-	-	$940,010,318

Buffalo Dividend Focus Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$33,863,134	-	-	$33,863,134
Short Term Investment	3,676,517	-	-	3,676,517
Total*	$37,539,651	-	-	$37,539,651

Buffalo Emerging Opportunities Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$127,503,883	-	-	$127,503,883
Short Term Investment	4,291,830	-	-	4,291,830
Total*	$131,795,713	-	-	$131,795,713

Buffalo Flexible Income Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$708,294,738	-	-	$708,294,738
REITS	20,435,400	-	-	20,435,400
Convertible Bonds	-	72,484,516	-	72,484,516
Corporate Bonds	-	160,565,490	-	160,565,490
Short Term Investment	52,535,038	-	-	52,535,038
Total*	$781,265,176	233,050,006	-	$1,014,315,182
Written Options	$-	(60,000)	-	$(60,000)

Buffalo Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$390,585,757	-	-	$390,585,757
REITS	7,039,570	-	-	7,039,570
Short Term Investment	12,873,303	-	-	12,873,303
Total*	410,498,630	-	-	410,498,630

Buffalo High Yield Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$13,763,672	-	-	$13,763,672
Preferred Stock	-	2,255,000	-	2,255,000
Convertible Bonds	-	34,640,962	-	34,640,962
Corporate Bonds	-	157,620,304	-	157,620,304
Bank Loans	-	8,680,301	-	8,680,301
Short Term Investments	46,210,143	-	-	46,210,143
Total*	$59,973,815	203,196,567	-	$263,170,382

Buffalo International Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$226,448,682	-	452,900	$226,901,582
ETF	1,076,200	-	-	1,076,200
Short Term Investment	21,528,169	-	-	21,528,169
Total*	$249,053,051	-	452,900	$249,505,951

Buffalo Large Cap Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$49,527,063	-	-	$49,527,063
REITS	1,212,927	-	-	1,212,927
Short Term Investment	1,965,405	-	-	1,965,405
Total*	$52,705,395	-	-	$52,705,395

Buffalo Mid Cap Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$440,583,647	-	-	$440,583,647
REITS	10,349,337	-	-	10,349,337
Short Term Investments	31,443,919	-	-	31,443,919
Total*	$482,376,903	-	-	$482,376,903

Buffalo Small Cap Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$1,149,482,970	-	-	$1,149,482,970
Short Term Investment	11,579,352	-	-	11,579,352
Total*	$1,161,062,322	-	-	$1,161,062,322

*Additional information regarding the industry and/or geographical classification of these investments is disclosed in the schedule of investments.

The following is a reconciliation of the Buffalo High Yield Income Fund Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended December 31, 2015:

Investments in Securities
Period Ended
Fair Value Measurement Using Significant Unobservable Inputs (Level 3)	December 31, 2015
Fair Value as of 3/31/2015**	$-
Fair Value as of 12/31/2015	$-

The amount of total gains or losses for the period included in net increase (decrease) in net asset applicable to outstanding shares attributed to the change in unrealized gains or losses relating to assets still held at the reporting date	$-

** Includes a security that was valued at $0 based on unobservable inputs as of March 31, 2015. The security was removed from the portfolio on October 6, 2015. There were no Level 3 securities remaining in the portfolio as of December 31, 2015.

The following is a reconciliation of the Buffalo International Fund Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended December 31, 2015:
Investments in Securities
Period Ended
Fair Value Measurement Using Significant Unobservable Inputs (Level 3)	December 31, 2015
Fair Value as of 3/31/2015	$1,279,885
Total unrealized losses included in earnings	(826,985)
Fair Value as of 12/31/2015	$452,900

The amount of total gains or losses for the period included in net increase (decrease) in net asset applicable to outstanding shares attributed to the change in unrealized gains or losses relating to assets still held at the reporting date	$(826,985)

*** The basis for recognizing and valuing transfers is as of the beginning of the period in which transfers occur.

There were no transfers into or out of Level 1, Level 2 or Level 3 fair value measurements during the reporting period for the Buffalo Discovery Fund, Buffalo Dividend Focus Fund, Buffalo Emerging Opportunities Fund, Buffalo Flexible Income Fund, Buffalo Growth Fund, Buffalo High Yield Fund, Buffalo Large Cap Fund, Buffalo Mid Cap Fund and Buffalo Small Cap Fund. The Buffalo International Fund had transfers from Level 2 into Level 1. The market value of the securities was $135,889,335. The transfer into Level 1 was due the securities being priced using the price provided by the pricing service on December 31, 2015. The basis for recognizing and valuing transfers is as of the beginning of the period in which transfers occur.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer has concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Buffalo Funds

By            /s/ Clay E. Brethour
Clay E. Brethour, President and Treasurer

Date        February 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Buffalo Funds

By            /s/ Clay E. Brethour
Clay E. Brethour, President and Treasurer

Date        February 22, 2016